PSF PGIM 50/50 BALANCED PORTFOLIO
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
	Shares	Value
Long-Term Investments — 84.1%
Common Stocks — 50.4%
Aerospace & Defense — 0.8%
Airbus SE (France)*	1,220	$147,510
Boeing Co. (The)*	19,150	3,667,225
General Dynamics Corp.	8,000	1,929,440
Howmet Aerospace, Inc.	14,080	506,035
Huntington Ingalls Industries, Inc.	1,400	279,216
L3Harris Technologies, Inc.	6,770	1,682,142
Lockheed Martin Corp.	8,520	3,760,728
Northrop Grumman Corp.	5,162	2,308,550
Raytheon Technologies Corp.	52,055	5,157,089
Singapore Technologies Engineering Ltd. (Singapore)	3,400	10,304
Textron, Inc.	8,000	595,040
TransDigm Group, Inc.*	1,820	1,185,803
		21,229,082
Air Freight & Logistics — 0.3%
C.H. Robinson Worldwide, Inc.(a)	4,700	506,237
Deutsche Post AG (Germany)	5,503	262,973
DSV A/S (Denmark)	837	161,291
Expeditors International of Washington, Inc.	5,900	608,644
FedEx Corp.	8,480	1,962,187
SG Holdings Co. Ltd. (Japan)	800	15,086
United Parcel Service, Inc. (Class B Stock)	25,500	5,468,730
Yamato Holdings Co. Ltd. (Japan)	700	13,110
		8,998,258
Airlines — 0.1%
Alaska Air Group, Inc.*	4,300	249,443
American Airlines Group, Inc.*(a)	22,500	410,625
Delta Air Lines, Inc.*	22,200	878,454
Southwest Airlines Co.*(a)	20,600	943,480
United Airlines Holdings, Inc.*(a)	11,200	519,232
		3,001,234
Auto Components — 0.1%
Aisin Corp. (Japan)	2,700	92,332
Aptiv PLC*	9,400	1,125,274
BorgWarner, Inc.(a)	8,700	338,430
Cie Generale des Etablissements Michelin SCA (France)	1,620	219,362
Stanley Electric Co. Ltd. (Japan)	10,600	200,194
		1,975,592
Automobiles — 1.3%
Bayerische Motoren Werke AG (Germany)	874	75,313
Ford Motor Co.	136,485	2,307,961
General Motors Co.*	50,500	2,208,870
Mercedes-Benz Group AG (Germany)	1,861	130,292
Stellantis NV	2,124	34,371
Suzuki Motor Corp. (Japan)	800	27,389
Tesla, Inc.*	29,200	31,465,920
Toyota Motor Corp. (Japan)	9,500	171,658
Volkswagen AG (Germany)	65	16,072
	Shares	Value
Common Stocks (continued)
Automobiles (cont’d.)
Yamaha Motor Co. Ltd. (Japan)	700	$15,708
		36,453,554
Banks — 2.0%
Australia & New Zealand Banking Group Ltd. (Australia)	6,039	123,610
Banco Santander SA (Spain)	36,874	125,432
Bank Hapoalim BM (Israel)	24,327	240,761
Bank Leumi Le-Israel BM (Israel)	24,516	265,408
Bank of America Corp.	247,841	10,216,006
Barclays PLC (United Kingdom)	35,682	69,323
BNP Paribas SA (France)	2,435	138,949
Citigroup, Inc.	68,935	3,681,129
Citizens Financial Group, Inc.	14,800	670,884
Comerica, Inc.	4,500	406,935
Commonwealth Bank of Australia (Australia)	585	45,986
DBS Group Holdings Ltd. (Singapore)	12,300	322,951
Fifth Third Bancorp	23,721	1,020,952
First Republic Bank	6,200	1,005,020
HSBC Holdings PLC (United Kingdom)	26,457	181,370
Huntington Bancshares, Inc.	50,236	734,450
ING Groep NV (Netherlands)	8,003	83,785
Israel Discount Bank Ltd. (Israel) (Class A Stock)	2,329	14,568
JPMorgan Chase & Co.	103,045	14,047,094
KeyCorp	32,300	722,874
Lloyds Banking Group PLC (United Kingdom)	459,888	282,128
M&T Bank Corp.(a)	4,400	745,800
Mediobanca Banca di Credito Finanziario SpA (Italy)	19,726	200,032
Mitsubishi UFJ Financial Group, Inc. (Japan)	64,800	398,708
Mizuho Financial Group, Inc. (Japan)	4,920	62,548
National Australia Bank Ltd. (Australia)	3,571	84,770
NatWest Group PLC (United Kingdom)	12,155	34,260
Oversea-Chinese Banking Corp. Ltd. (Singapore)	7,300	66,266
People’s United Financial, Inc.	15,300	305,847
PNC Financial Services Group, Inc. (The)	14,633	2,699,057
Regions Financial Corp.	33,103	736,873
Signature Bank	2,100	616,329
Sumitomo Mitsui Financial Group, Inc. (Japan)	500	15,863
SVB Financial Group*	2,040	1,141,278
Swedbank AB (Sweden) (Class A Stock)	1,800	26,779
Truist Financial Corp.	46,401	2,630,937
U.S. Bancorp	46,885	2,491,938
United Overseas Bank Ltd. (Singapore)	2,600	60,998
Wells Fargo & Co.	135,564	6,569,431
Zions Bancorp NA	5,650	370,414
		53,657,743
Beverages — 0.7%
Brown-Forman Corp. (Class B Stock)	6,375	427,252
A1

PSF PGIM 50/50 BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
Beverages (cont’d.)
Carlsberg A/S (Denmark) (Class B Stock)	195	$23,894
Coca-Cola Co. (The)	135,201	8,382,462
Coca-Cola HBC AG (Italy)*	6,855	143,090
Constellation Brands, Inc. (Class A Stock)	5,700	1,312,824
Diageo PLC (United Kingdom)	931	47,136
Molson Coors Beverage Co. (Class B Stock)(a)	6,500	346,970
Monster Beverage Corp.*	13,000	1,038,700
PepsiCo, Inc.	48,607	8,135,840
Treasury Wine Estates Ltd. (Australia)	1,602	13,802
		19,871,970
Biotechnology — 1.0%
AbbVie, Inc.	62,101	10,067,193
Amgen, Inc.	19,537	4,724,437
Biogen, Inc.*	5,060	1,065,636
Gilead Sciences, Inc.	43,600	2,592,020
Incyte Corp.*	6,900	547,998
Moderna, Inc.*(a)	12,250	2,110,185
Regeneron Pharmaceuticals, Inc.*	3,740	2,612,091
Vertex Pharmaceuticals, Inc.*	8,800	2,296,536
		26,016,096
Building Products — 0.2%
A.O. Smith Corp.	4,600	293,894
AGC, Inc. (Japan)	500	20,016
Allegion PLC(a)	3,133	343,941
Carrier Global Corp.	30,102	1,380,779
Cie de Saint-Gobain (France)	4,482	266,584
Fortune Brands Home & Security, Inc.	4,900	363,972
Johnson Controls International PLC	24,622	1,614,465
Kingspan Group PLC (Ireland)	303	29,725
Lixil Corp. (Japan)	600	11,138
Masco Corp.	8,500	433,500
Trane Technologies PLC	8,200	1,252,140
Xinyi Glass Holdings Ltd. (Hong Kong)	4,000	9,593
		6,019,747
Capital Markets — 1.5%
3i Group PLC (United Kingdom)	14,126	257,022
abrdn PLC (United Kingdom)	4,734	13,291
Ameriprise Financial, Inc.	3,820	1,147,375
Amundi SA (France), 144A	128	8,761
Bank of New York Mellon Corp. (The)	26,358	1,308,148
BlackRock, Inc.	4,970	3,797,925
Cboe Global Markets, Inc.	3,700	423,354
Charles Schwab Corp. (The)	52,250	4,405,197
CME Group, Inc.	12,500	2,973,250
Daiwa Securities Group, Inc. (Japan)	31,000	175,039
FactSet Research Systems, Inc.	1,400	607,810
Franklin Resources, Inc.	9,700	270,824
Goldman Sachs Group, Inc. (The)	11,780	3,888,578
Intercontinental Exchange, Inc.	19,555	2,583,607
Invesco Ltd.	11,800	272,108
Macquarie Group Ltd. (Australia)	2,303	346,518
	Shares	Value
Common Stocks (continued)
Capital Markets (cont’d.)
MarketAxess Holdings, Inc.	1,420	$483,084
Moody’s Corp.	5,550	1,872,625
Morgan Stanley	49,519	4,327,961
MSCI, Inc.	2,860	1,438,237
Nasdaq, Inc.	4,000	712,800
Northern Trust Corp.	7,200	838,440
Partners Group Holding AG (Switzerland)	25	30,999
Raymond James Financial, Inc.	6,450	708,919
S&P Global, Inc.(a)	12,360	5,069,825
SBI Holdings, Inc. (Japan)	3,400	85,623
State Street Corp.	12,700	1,106,424
T. Rowe Price Group, Inc.	8,000	1,209,520
UBS Group AG (Switzerland)	20,471	399,799
		40,763,063
Chemicals — 0.9%
Air Products & Chemicals, Inc.	7,700	1,924,307
Albemarle Corp.	4,000	884,600
Arkema SA (France)	130	15,542
Asahi Kasei Corp. (Japan)	2,600	22,492
Celanese Corp.	3,900	557,193
CF Industries Holdings, Inc.	7,400	762,644
Corteva, Inc.	25,347	1,456,945
Covestro AG (Germany), 144A	4,060	204,781
Dow, Inc.	25,647	1,634,227
DuPont de Nemours, Inc.	17,947	1,320,540
Eastman Chemical Co.	4,600	515,476
Ecolab, Inc.	8,600	1,518,416
FMC Corp.	4,600	605,222
International Flavors & Fragrances, Inc.	8,800	1,155,704
Linde PLC (United Kingdom)	17,800	5,685,854
LyondellBasell Industries NV (Class A Stock)	9,100	935,662
Mitsui Chemicals, Inc. (Japan)	7,800	195,999
Mosaic Co. (The)	13,000	864,500
Nitto Denko Corp. (Japan)	300	21,512
PPG Industries, Inc.	8,200	1,074,774
Sherwin-Williams Co. (The)	8,350	2,084,327
Shin-Etsu Chemical Co. Ltd. (Japan)	700	106,771
Solvay SA (Belgium)	155	15,260
Sumitomo Chemical Co. Ltd. (Japan)	3,100	14,173
Tosoh Corp. (Japan)	13,700	202,425
Yara International ASA (Brazil)	2,560	127,920
		23,907,266
Commercial Services & Supplies — 0.2%
Cintas Corp.	3,020	1,284,678
Copart, Inc.*	7,400	928,478
Rentokil Initial PLC (United Kingdom)	3,827	26,548
Republic Services, Inc.	7,265	962,613
Rollins, Inc.(a)	8,700	304,935
Securitas AB (Sweden) (Class B Stock)	663	7,486
Waste Management, Inc.	13,942	2,209,807
		5,724,545

A2

PSF PGIM 50/50 BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
Communications Equipment — 0.4%
Arista Networks, Inc.*	7,800	$1,084,044
Cisco Systems, Inc.	146,600	8,174,416
F5, Inc.*	2,100	438,795
Juniper Networks, Inc.	12,000	445,920
Motorola Solutions, Inc.	5,889	1,426,316
Nokia OYJ (Finland)*	49,351	271,423
Telefonaktiebolaget LM Ericsson (Sweden) (Class B Stock)	10,320	94,064
		11,934,978
Construction & Engineering — 0.0%
ACS Actividades de Construccion y Servicios SA (Spain)	500	13,473
Eiffage SA (France)	180	18,478
Kajima Corp. (Japan)	1,000	12,154
Obayashi Corp. (Japan)	5,600	41,119
Quanta Services, Inc.	5,100	671,211
Skanska AB (Sweden) (Class B Stock)	9,131	204,016
Vinci SA (France)	1,115	114,219
		1,074,670
Construction Materials — 0.1%
HeidelbergCement AG (Germany)	323	18,352
Martin Marietta Materials, Inc.	2,280	877,549
Vulcan Materials Co.	4,600	845,020
		1,740,921
Consumer Finance — 0.3%
American Express Co.	21,500	4,020,500
Capital One Financial Corp.	14,461	1,898,585
Discover Financial Services	10,140	1,117,327
Synchrony Financial	18,972	660,415
		7,696,827
Containers & Packaging — 0.2%
Amcor PLC(a)	53,250	603,323
Avery Dennison Corp.	2,900	504,513
Ball Corp.	11,200	1,008,000
International Paper Co.	13,473	621,779
Packaging Corp. of America	3,500	546,385
Sealed Air Corp.	5,100	341,496
Smurfit Kappa Group PLC (Ireland)	529	23,484
Westrock Co.	9,744	458,260
		4,107,240
Distributors — 0.1%
Genuine Parts Co.	4,900	617,498
LKQ Corp.	9,300	422,313
Pool Corp.	1,480	625,818
		1,665,629
Diversified Consumer Services — 0.0%
IDP Education Ltd. (Australia)	448	10,493
Diversified Financial Services — 0.8%
Berkshire Hathaway, Inc. (Class B Stock)*	63,930	22,561,536
EXOR NV (Netherlands)	234	17,815
	Shares	Value
Common Stocks (continued)
Diversified Financial Services (cont’d.)
Industrivarden AB (Sweden) (Class A Stock)	49	$1,393
Investor AB (Sweden) (Class A Stock)	1,064	24,838
Investor AB (Sweden) (Class B Stock)	3,828	83,405
		22,688,987
Diversified Telecommunication Services — 0.5%
AT&T, Inc.	248,336	5,868,180
Deutsche Telekom AG (Germany)	6,933	129,832
Koninklijke KPN NV (Netherlands)	48,562	168,837
Lumen Technologies, Inc.(a)	33,779	380,689
Nippon Telegraph & Telephone Corp. (Japan)	5,400	156,909
Spark New Zealand Ltd. (New Zealand)	4,014	12,728
Telefonica Deutschland Holding AG (Germany)	2,375	6,473
Telefonica SA (Spain)	11,373	55,028
Verizon Communications, Inc.	146,376	7,456,393
		14,235,069
Electric Utilities — 0.9%
Alliant Energy Corp.	8,700	543,576
American Electric Power Co., Inc.	17,460	1,741,984
CK Infrastructure Holdings Ltd. (Hong Kong)	1,500	10,038
Constellation Energy Corp.	11,304	635,850
Duke Energy Corp.	26,761	2,988,133
Edison International	13,200	925,320
Electricite de France SA (France)	2,448	23,032
Endesa SA (Spain)	10,083	219,592
Enel SpA (Italy)	17,242	115,154
Entergy Corp.	7,000	817,250
Evergy, Inc.	7,900	539,886
Eversource Energy	11,900	1,049,461
Exelon Corp.	34,013	1,620,039
FirstEnergy Corp.	19,956	915,182
Fortum OYJ (Finland)	930	16,839
Iberdrola SA (Spain)	19,293	210,771
NextEra Energy, Inc.	68,200	5,777,222
NRG Energy, Inc.	8,700	333,732
Pinnacle West Capital Corp.(a)	4,100	320,210
Power Assets Holdings Ltd. (Hong Kong)	3,000	19,535
PPL Corp.	26,100	745,416
Southern Co. (The)	36,800	2,668,368
SSE PLC (United Kingdom)	7,676	176,113
Xcel Energy, Inc.	18,710	1,350,301
		23,763,004
Electrical Equipment — 0.3%
AMETEK, Inc.	8,000	1,065,440
Eaton Corp. PLC	13,837	2,099,903
Emerson Electric Co.	20,800	2,039,440
Fuji Electric Co. Ltd. (Japan)	300	14,987
Generac Holdings, Inc.*	2,300	683,698

A3

PSF PGIM 50/50 BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
Electrical Equipment (cont’d.)
Rockwell Automation, Inc.	4,000	$1,120,120
		7,023,588
Electronic Equipment, Instruments & Components — 0.3%
Amphenol Corp. (Class A Stock)	20,800	1,567,280
CDW Corp.	4,650	831,838
Corning, Inc.	26,700	985,497
Ibiden Co. Ltd. (Japan)	300	14,686
IPG Photonics Corp.*	1,400	153,664
Keyence Corp. (Japan)	400	186,257
Keysight Technologies, Inc.*	6,400	1,011,008
TDK Corp. (Japan)	900	32,600
TE Connectivity Ltd. (Switzerland)	11,300	1,480,074
Teledyne Technologies, Inc.*	1,660	784,566
Trimble, Inc.*	8,700	627,618
Zebra Technologies Corp. (Class A Stock)*	1,970	814,989
		8,490,077
Energy Equipment & Services — 0.2%
Baker Hughes Co.	31,598	1,150,483
Halliburton Co.	31,100	1,177,757
Schlumberger NV	48,724	2,012,789
		4,341,029
Entertainment — 0.7%
Activision Blizzard, Inc.	28,500	2,283,135
Electronic Arts, Inc.	9,800	1,239,798
Konami Holdings Corp. (Japan)	200	12,612
Live Nation Entertainment, Inc.*	4,900	576,436
Netflix, Inc.*	15,410	5,772,432
Nintendo Co. Ltd. (Japan)	300	151,040
Take-Two Interactive Software, Inc.*(a)	4,000	614,960
Walt Disney Co. (The)*	63,482	8,707,191
		19,357,604
Equity Real Estate Investment Trusts (REITs) — 1.3%
Alexandria Real Estate Equities, Inc.	5,080	1,022,350
American Tower Corp.	15,960	4,009,471
AvalonBay Communities, Inc.	4,875	1,210,804
Boston Properties, Inc.	4,900	631,120
Crown Castle International Corp.	15,000	2,769,000
Dexus (Australia)	29,980	244,287
Digital Realty Trust, Inc.(a)	9,800	1,389,640
Duke Realty Corp.	13,200	766,392
Equinix, Inc.	3,124	2,316,821
Equity Residential	11,800	1,061,056
Essex Property Trust, Inc.	2,350	811,878
Extra Space Storage, Inc.	4,600	945,760
Federal Realty Investment Trust	2,400	292,968
Goodman Group (Australia)	3,740	63,492
Healthpeak Properties, Inc.	18,700	641,971
Host Hotels & Resorts, Inc.(a)	24,782	481,514
Iron Mountain, Inc.(a)	10,602	587,457
Japan Real Estate Investment Corp. (Japan)	3	15,717
Kimco Realty Corp.	21,400	528,580
	Shares	Value
Common Stocks (continued)
Equity Real Estate Investment Trusts (REITs) (cont’d.)
Klepierre SA (France)*	435	$11,549
Land Securities Group PLC (United Kingdom)	1,495	15,356
Link REIT (Hong Kong)	9,300	79,228
Mid-America Apartment Communities, Inc.	4,000	837,800
Prologis, Inc.	25,877	4,178,618
Public Storage	5,320	2,076,290
Realty Income Corp.	20,700	1,434,510
Regency Centers Corp.	5,600	399,504
SBA Communications Corp.	3,800	1,307,580
Scentre Group (Australia)	11,220	25,463
Simon Property Group, Inc.	11,393	1,498,863
Stockland (Australia)	49,094	155,317
UDR, Inc.	10,300	590,911
Ventas, Inc.	13,868	856,488
Vornado Realty Trust	6,125	277,585
Welltower, Inc.	15,100	1,451,714
Weyerhaeuser Co.	26,018	986,082
		35,973,136
Food & Staples Retailing — 0.8%
Carrefour SA (France)	1,080	23,394
Coles Group Ltd. (Australia)	2,544	33,983
Costco Wholesale Corp.	15,460	8,902,641
Endeavour Group Ltd. (Australia)	2,898	15,714
Etablissements Franz Colruyt NV (Belgium)	120	4,969
J Sainsbury PLC (United Kingdom)	3,717	12,342
Jeronimo Martins SGPS SA (Portugal)	496	11,900
Kesko OYJ (Finland) (Class B Stock)	528	14,527
Koninklijke Ahold Delhaize NV (Netherlands)	9,594	307,941
Kroger Co. (The)	23,492	1,347,736
Sysco Corp.(a)	17,700	1,445,205
Tesco PLC (United Kingdom)	33,576	121,535
Walgreens Boots Alliance, Inc.	25,000	1,119,250
Walmart, Inc.	49,400	7,356,648
Woolworths Group Ltd. (Australia)	2,568	71,363
		20,789,148
Food Products — 0.5%
Archer-Daniels-Midland Co.	19,426	1,753,391
Campbell Soup Co.(a)	7,000	311,990
Conagra Brands, Inc.	16,700	560,619
General Mills, Inc.	21,000	1,422,120
Hershey Co. (The)	5,000	1,083,150
Hormel Foods Corp.	10,300	530,862
J.M. Smucker Co. (The)	3,900	528,099
Kellogg Co.(a)	8,900	573,961
Kraft Heinz Co. (The)(a)	24,667	971,633
Lamb Weston Holdings, Inc.(a)	5,400	323,514
McCormick & Co., Inc.	8,740	872,252
Mondelez International, Inc. (Class A Stock)	48,453	3,041,879
Nestle SA (Switzerland)	4,179	542,589
Orkla ASA (Norway)	22,383	198,768
Tate & Lyle PLC (United Kingdom)	2,405	23,206

A4

PSF PGIM 50/50 BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
Food Products (cont’d.)
Tyson Foods, Inc. (Class A Stock)	10,200	$914,226
WH Group Ltd. (Hong Kong), 144A	18,000	11,304
Wilmar International Ltd. (China)	74,800	259,252
		13,922,815
Gas Utilities — 0.0%
Atmos Energy Corp.(a)	4,800	573,552
Enagas SA (Spain)	544	12,081
Osaka Gas Co. Ltd. (Japan)	800	13,705
Snam SpA (Italy)	937	5,403
		604,741
Health Care Equipment & Supplies — 1.4%
Abbott Laboratories	61,500	7,279,140
ABIOMED, Inc.*	1,660	549,858
Align Technology, Inc.*	2,540	1,107,440
Baxter International, Inc.	17,400	1,349,196
Becton, Dickinson & Co.	9,910	2,636,060
Boston Scientific Corp.*	49,567	2,195,322
Cooper Cos., Inc. (The)	1,640	684,848
DENTSPLY SIRONA, Inc.	8,000	393,760
Dexcom, Inc.*	3,340	1,708,744
Edwards Lifesciences Corp.*	21,700	2,554,524
Fisher & Paykel Healthcare Corp. Ltd. (New Zealand)	1,368	23,000
Getinge AB (Sweden) (Class B Stock)	486	19,416
Hologic, Inc.*	8,800	676,016
IDEXX Laboratories, Inc.*	2,940	1,608,356
Intuitive Surgical, Inc.*	12,560	3,789,101
Medtronic PLC	46,790	5,191,351
ResMed, Inc.	5,000	1,212,550
STERIS PLC	3,450	834,107
Stryker Corp.	11,800	3,154,730
Teleflex, Inc.	1,600	567,728
Zimmer Biomet Holdings, Inc.(a)	7,200	920,880
		38,456,127
Health Care Providers & Services — 1.5%
AmerisourceBergen Corp.	5,400	835,434
Anthem, Inc.	8,480	4,165,546
Cardinal Health, Inc.	10,250	581,175
Centene Corp.*	20,250	1,704,847
Cigna Corp.	11,500	2,755,515
CVS Health Corp.	45,883	4,643,818
DaVita, Inc.*	2,300	260,153
Fresenius SE & Co. KGaA (Germany)	910	33,435
HCA Healthcare, Inc.	8,300	2,080,146
Henry Schein, Inc.*	4,800	418,512
Humana, Inc.	4,450	1,936,506
Laboratory Corp. of America Holdings*	3,300	870,078
McKesson Corp.	5,330	1,631,673
Medipal Holdings Corp. (Japan)	11,100	182,592
Molina Healthcare, Inc.*	1,950	650,501
Quest Diagnostics, Inc.(a)	4,200	574,812
Sonic Healthcare Ltd. (Australia)	9,018	238,510
UnitedHealth Group, Inc.	32,840	16,747,415
	Shares	Value
Common Stocks (continued)
Health Care Providers & Services (cont’d.)
Universal Health Services, Inc. (Class B Stock)	2,600	$376,870
		40,687,538
Health Care Technology — 0.0%
Cerner Corp.	10,900	1,019,804
Hotels, Restaurants & Leisure — 1.0%
Aristocrat Leisure Ltd. (Australia)	1,276	34,566
Booking Holdings, Inc.*	1,430	3,358,283
Caesars Entertainment, Inc.*	7,400	572,464
Carnival Corp.*(a)	27,900	564,138
Chipotle Mexican Grill, Inc.*	980	1,550,389
Compass Group PLC (United Kingdom)	9,455	203,509
Darden Restaurants, Inc.	4,450	591,628
Domino’s Pizza, Inc.	1,360	553,534
Evolution AB (Sweden), 144A	1,208	124,295
Expedia Group, Inc.*	5,250	1,027,267
Hilton Worldwide Holdings, Inc.*	9,700	1,471,878
InterContinental Hotels Group PLC (United Kingdom)	730	49,532
La Francaise des Jeux SAEM (France), 144A	4,835	191,880
Las Vegas Sands Corp.*(a)	12,550	487,819
Marriott International, Inc. (Class A Stock)*	9,528	1,674,546
McDonald’s Corp.	26,300	6,503,464
McDonald’s Holdings Co. Japan Ltd. (Japan)	200	8,320
MGM Resorts International	13,500	566,190
Norwegian Cruise Line Holdings Ltd.*(a)	13,800	301,944
Penn National Gaming, Inc.*(a)	6,000	254,520
Royal Caribbean Cruises Ltd.*(a)	7,800	653,484
Sodexo SA (France)	184	14,967
Starbucks Corp.	40,200	3,656,994
Tabcorp Holdings Ltd. (Australia)	49,164	195,300
Wynn Resorts Ltd.*(a)	3,900	310,986
Yum! Brands, Inc.	10,200	1,209,006
		26,130,903
Household Durables — 0.2%
Barratt Developments PLC (United Kingdom)	2,156	14,731
Berkeley Group Holdings PLC (United Kingdom)*	253	12,414
D.R. Horton, Inc.	11,300	841,963
Garmin Ltd.	5,300	628,633
Lennar Corp. (Class A Stock)	9,400	762,998
Mohawk Industries, Inc.*	1,940	240,948
Newell Brands, Inc.	13,814	295,758
NVR, Inc.*	110	491,400
PulteGroup, Inc.	9,222	386,402
Sekisui Chemical Co. Ltd. (Japan)	800	11,457
Sony Group Corp. (Japan)	1,800	185,339

A5

PSF PGIM 50/50 BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
Household Durables (cont’d.)
Whirlpool Corp.(a)	2,226	$384,608
		4,256,651
Household Products — 0.7%
Church & Dwight Co., Inc.	8,500	844,730
Clorox Co. (The)	4,200	583,926
Colgate-Palmolive Co.	29,300	2,221,819
Essity AB (Sweden) (Class B Stock)	1,311	30,934
Henkel AG & Co. KGaA (Germany)	198	13,063
Kimberly-Clark Corp.	12,500	1,539,500
Procter & Gamble Co. (The)	83,625	12,777,900
		18,011,872
Independent Power & Renewable Electricity Producers — 0.0%
AES Corp. (The)	24,400	627,812
Industrial Conglomerates — 0.5%
3M Co.	20,000	2,977,600
CK Hutchison Holdings Ltd. (United Kingdom)	6,000	43,949
DCC PLC (United Kingdom)	2,812	219,381
General Electric Co.	38,178	3,493,287
Honeywell International, Inc.	23,912	4,652,797
Jardine Matheson Holdings Ltd. (Hong Kong)	4,100	224,840
Roper Technologies, Inc.	3,780	1,785,029
Siemens AG (Germany)	1,365	188,208
		13,585,091
Insurance — 1.0%
Admiral Group PLC (United Kingdom)	5,542	186,440
Aflac, Inc.	21,100	1,358,629
Ageas SA/NV (Belgium)	364	18,358
AIA Group Ltd. (Hong Kong)	4,000	41,761
Allianz SE (Germany)	1,776	423,196
Allstate Corp. (The)	9,900	1,371,249
American International Group, Inc.	28,839	1,810,224
Aon PLC (Class A Stock)	7,600	2,474,788
Arthur J. Gallagher & Co.	7,200	1,257,120
Assicurazioni Generali SpA (Italy)	1,590	36,251
Assurant, Inc.	2,000	363,660
Aviva PLC (United Kingdom)	8,004	47,229
AXA SA (France)	7,605	222,241
Brown & Brown, Inc.	8,500	614,295
Chubb Ltd.	14,986	3,205,505
Cincinnati Financial Corp.	5,137	698,427
Everest Re Group Ltd.(a)	1,340	403,849
Gjensidige Forsikring ASA (Norway)	7,136	176,963
Globe Life, Inc.	3,425	344,555
Hartford Financial Services Group, Inc. (The)	11,800	847,358
Japan Post Holdings Co. Ltd. (Japan)	5,300	38,857
Japan Post Insurance Co. Ltd. (Japan)	11,900	206,667
Legal & General Group PLC (United Kingdom)	12,177	43,353
Lincoln National Corp.	6,218	406,408
Loews Corp.	6,975	452,119
Marsh & McLennan Cos., Inc.	17,500	2,982,350
	Shares	Value
Common Stocks (continued)
Insurance (cont’d.)
Medibank Private Ltd. (Australia)	5,560	$12,755
MetLife, Inc.	24,850	1,746,458
NN Group NV (Netherlands)	574	29,043
Poste Italiane SpA (Italy), 144A	3,032	34,317
Principal Financial Group, Inc.(a)	8,500	623,985
Progressive Corp. (The)	20,300	2,313,997
Sampo OYJ (Finland) (Class A Stock)	1,078	52,700
Sompo Holdings, Inc. (Japan)	700	30,585
Suncorp Group Ltd. (Australia)	22,707	187,631
Swiss Life Holding AG (Switzerland)	67	42,877
T&D Holdings, Inc. (Japan)	1,200	16,210
Travelers Cos., Inc. (The)	8,535	1,559,601
W.R. Berkley Corp.	7,200	479,448
Willis Towers Watson PLC	4,340	1,025,195
Zurich Insurance Group AG (Switzerland)	311	153,171
		28,339,825
Interactive Media & Services — 2.8%
Alphabet, Inc. (Class A Stock)*	10,490	29,176,361
Alphabet, Inc. (Class C Stock)*	9,693	27,072,452
Auto Trader Group PLC (United Kingdom), 144A	1,230	10,236
Match Group, Inc.*	9,800	1,065,652
Meta Platforms, Inc. (Class A Stock)*	80,530	17,906,651
SEEK Ltd. (Australia)	700	15,422
Twitter, Inc.*	27,800	1,075,582
		76,322,356
Internet & Direct Marketing Retail — 1.9%
Amazon.com, Inc.*	15,260	49,746,837
eBay, Inc.	21,700	1,242,542
Etsy, Inc.*	4,400	546,832
ZOZO, Inc. (Japan)	7,200	192,521
		51,728,732
IT Services — 2.1%
Accenture PLC (Class A Stock)	22,100	7,452,783
Adyen NV (Netherlands), 144A*	41	81,206
Akamai Technologies, Inc.*(a)	5,600	668,584
Automatic Data Processing, Inc.	14,600	3,322,084
Broadridge Financial Solutions, Inc.	4,200	653,982
Capgemini SE (France)	938	208,644
Cognizant Technology Solutions Corp. (Class A Stock)	18,200	1,631,994
Computershare Ltd. (Australia)	1,161	21,246
DXC Technology Co.*	9,028	294,584
EPAM Systems, Inc.*	1,940	575,424
Fidelity National Information Services, Inc.(a)	21,100	2,118,862
Fiserv, Inc.*	20,600	2,088,840
FleetCor Technologies, Inc.*	2,900	722,274
Fujitsu Ltd. (Japan)	1,700	254,549
Gartner, Inc.*	2,800	832,888
Global Payments, Inc.	10,077	1,378,937
International Business Machines Corp.	31,200	4,056,624
Jack Henry & Associates, Inc.	2,500	492,625

A6

PSF PGIM 50/50 BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
IT Services (cont’d.)
Mastercard, Inc. (Class A Stock)	30,150	$10,775,007
NEC Corp. (Japan)	500	20,996
NTT Data Corp. (Japan)	3,900	76,610
Paychex, Inc.	11,100	1,514,817
PayPal Holdings, Inc.*	40,800	4,718,520
TIS, Inc. (Japan)	500	11,713
VeriSign, Inc.*	3,300	734,118
Visa, Inc. (Class A Stock)(a)	57,900	12,840,483
		57,548,394
Leisure Products — 0.0%
Bandai Namco Holdings, Inc. (Japan)	500	37,854
Hasbro, Inc.(a)	4,700	385,024
Shimano, Inc. (Japan)	500	114,185
		537,063
Life Sciences Tools & Services — 0.9%
Agilent Technologies, Inc.	10,514	1,391,318
Bio-Rad Laboratories, Inc. (Class A Stock)*	740	416,790
Bio-Techne Corp.	1,400	606,256
Charles River Laboratories International, Inc.*	1,760	499,787
Danaher Corp.	22,100	6,482,593
Eurofins Scientific SE (Luxembourg)	269	26,603
Illumina, Inc.*	5,400	1,886,760
IQVIA Holdings, Inc.*	6,600	1,525,986
Mettler-Toledo International, Inc.*	800	1,098,552
PerkinElmer, Inc.(a)	4,400	767,624
Sartorius Stedim Biotech (France)	57	23,392
Thermo Fisher Scientific, Inc.	13,700	8,091,905
Waters Corp.*	2,200	682,858
West Pharmaceutical Services, Inc.	2,500	1,026,775
		24,527,199
Machinery — 0.8%
Atlas Copco AB (Sweden) (Class A Stock)	1,368	70,997
Atlas Copco AB (Sweden) (Class B Stock)	754	33,987
Caterpillar, Inc.	18,800	4,189,016
CNH Industrial NV (United Kingdom)	2,144	33,914
Cummins, Inc.	4,900	1,005,039
Daifuku Co. Ltd. (Japan)	300	21,436
Deere & Co.	9,740	4,046,580
Dover Corp.	5,000	784,500
Epiroc AB (Sweden) (Class A Stock)	1,392	29,685
Epiroc AB (Sweden) (Class B Stock)	784	14,138
FANUC Corp. (Japan)	1,600	281,770
Fortive Corp.	12,450	758,578
GEA Group AG (Germany)	323	13,280
Husqvarna AB (Sweden) (Class B Stock)	3,554	37,024
IDEX Corp.	2,710	519,588
Illinois Tool Works, Inc.	9,900	2,073,060
Ingersoll Rand, Inc.	14,100	709,935
Kubota Corp. (Japan)	2,200	41,231
	Shares	Value
Common Stocks (continued)
Machinery (cont’d.)
MINEBEA MITSUMI, Inc. (Japan)	11,000	$240,402
MISUMI Group, Inc. (Japan)	700	20,826
NGK Insulators Ltd. (Japan)	13,300	189,768
Nordson Corp.	1,900	431,452
Otis Worldwide Corp.	14,701	1,131,242
PACCAR, Inc.	12,143	1,069,434
Parker-Hannifin Corp.	4,465	1,266,988
Pentair PLC	5,977	324,013
Sandvik AB (Sweden)	2,340	49,693
Schindler Holding AG (Switzerland)	71	15,111
SKF AB (Sweden) (Class B Stock)	750	12,176
Snap-on, Inc.	1,900	390,412
Stanley Black & Decker, Inc.(a)	5,597	782,405
VAT Group AG (Switzerland), 144A	55	20,903
Volvo AB (Sweden) (Class A Stock)	442	8,440
Volvo AB (Sweden) (Class B Stock)	2,970	55,103
Westinghouse Air Brake Technologies Corp.	6,451	620,393
Xylem, Inc.	6,200	528,612
		21,821,131
Marine — 0.0%
AP Moller - Maersk A/S (Denmark) (Class A Stock)	6	17,736
AP Moller - Maersk A/S (Denmark) (Class B Stock)	86	259,868
Kuehne + Nagel International AG (Switzerland)	436	123,584
Mitsui OSK Lines Ltd. (Japan)	900	25,090
Nippon Yusen KK (Japan)	400	35,049
SITC International Holdings Co. Ltd. (China)	47,000	164,990
		626,317
Media — 0.5%
Charter Communications, Inc. (Class A Stock)*(a)	4,160	2,269,363
Comcast Corp. (Class A Stock)	158,480	7,420,034
CyberAgent, Inc. (Japan)	900	11,164
Dentsu Group, Inc. (Japan)	500	20,425
Discovery, Inc. (Class A Stock)*(a)	6,400	159,488
Discovery, Inc. (Class C Stock)*(a)	10,500	262,185
DISH Network Corp. (Class A Stock)*	9,017	285,388
Fox Corp. (Class A Stock)	11,100	437,895
Fox Corp. (Class B Stock)	5,733	207,993
Interpublic Group of Cos., Inc. (The)	13,631	483,219
News Corp. (Class A Stock)	13,675	302,901
News Corp. (Class B Stock)	4,800	108,096
Omnicom Group, Inc.(a)	7,300	619,624
Paramount Global (Class B Stock)(a)	21,030	795,145
Publicis Groupe SA (France)	3,442	208,770
Vivendi SE (France)	1,219	15,888
WPP PLC (United Kingdom)	18,535	243,251
		13,850,829
Metals & Mining — 0.3%
Anglo American PLC (South Africa)	2,907	152,625

A7

PSF PGIM 50/50 BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
Metals & Mining (cont’d.)
ArcelorMittal SA (Luxembourg)	8,083	$259,254
BHP Group Ltd. (Australia)	8,056	308,470
BlueScope Steel Ltd. (Australia)	17,094	263,835
Boliden AB (Sweden)	578	29,162
Fortescue Metals Group Ltd. (Australia)	3,598	54,848
Freeport-McMoRan, Inc.	50,988	2,536,143
Glencore PLC (Australia)*	20,720	135,380
Newmont Corp.(a)	27,700	2,200,765
Norsk Hydro ASA (Norway)	2,850	27,739
Nucor Corp.	9,500	1,412,175
Rio Tinto Ltd. (Australia)	705	62,683
Rio Tinto PLC (Australia)	2,536	201,460
South32 Ltd. (Australia)	9,633	35,966
voestalpine AG (Austria)	240	7,157
		7,687,662
Multiline Retail — 0.3%
Dollar General Corp.	8,100	1,803,303
Dollar Tree, Inc.*	7,765	1,243,565
Next PLC (United Kingdom)	276	21,813
Target Corp.	16,760	3,556,807
		6,625,488
Multi-Utilities — 0.4%
Ameren Corp.	8,900	834,464
CenterPoint Energy, Inc.	21,800	667,952
CMS Energy Corp.	10,000	699,400
Consolidated Edison, Inc.	12,300	1,164,564
Dominion Energy, Inc.	28,115	2,388,932
DTE Energy Co.	6,700	885,807
E.ON SE (Germany)	21,647	251,552
Engie SA (France)	15,254	200,261
NiSource, Inc.	13,600	432,480
Public Service Enterprise Group, Inc.	17,600	1,232,000
Sempra Energy	11,119	1,869,326
WEC Energy Group, Inc.	11,713	1,169,074
		11,795,812
Oil, Gas & Consumable Fuels — 1.8%
APA Corp.	12,614	521,337
BP PLC (United Kingdom)	82,578	403,058
Chevron Corp.	67,222	10,945,758
ConocoPhillips	45,419	4,541,900
Coterra Energy, Inc.	28,300	763,251
Devon Energy Corp.	21,900	1,294,947
Diamondback Energy, Inc.	5,900	808,772
Eni SpA (Italy)	15,136	221,509
EOG Resources, Inc.(a)	20,300	2,420,369
Equinor ASA (Norway)	7,504	279,189
Exxon Mobil Corp.	147,699	12,198,460
Hess Corp.	9,600	1,027,584
Inpex Corp. (Japan)	22,900	269,789
Kinder Morgan, Inc.	72,398	1,369,046
Marathon Oil Corp.	27,082	680,029
Marathon Petroleum Corp.	20,219	1,728,725
Occidental Petroleum Corp.	30,804	1,747,819
OMV AG (Austria)	4,685	223,441
	Shares	Value
Common Stocks (continued)
Oil, Gas & Consumable Fuels (cont’d.)
ONEOK, Inc.	15,500	$1,094,765
Phillips 66	16,238	1,402,801
Pioneer Natural Resources Co.	7,850	1,962,736
Repsol SA (Spain)	1,785	23,344
Shell PLC (Netherlands)	9,796	269,134
TotalEnergies SE (France)	1,440	72,745
Valero Energy Corp.	14,200	1,441,868
Williams Cos., Inc. (The)	45,100	1,506,791
		49,219,167
Paper & Forest Products — 0.0%
Stora Enso OYJ (Finland) (Class R Stock)	1,224	23,932
Personal Products — 0.1%
Estee Lauder Cos., Inc. (The) (Class A Stock)	8,200	2,233,024
L’Oreal SA (France)	602	241,209
Unilever PLC (United Kingdom)	9,540	434,255
		2,908,488
Pharmaceuticals — 2.0%
Astellas Pharma, Inc. (Japan)	4,200	65,638
AstraZeneca PLC (United Kingdom)	1,312	173,562
Bayer AG (Germany)	1,346	91,917
Bristol-Myers Squibb Co.	77,370	5,650,331
Catalent, Inc.*	6,300	698,670
Chugai Pharmaceutical Co. Ltd. (Japan)	1,400	46,868
Eli Lilly & Co.	27,600	7,903,812
GlaxoSmithKline PLC	20,597	445,375
Ipsen SA (France)	2,201	275,349
Johnson & Johnson	91,858	16,279,993
Merck & Co., Inc.	87,833	7,206,698
Merck KGaA (Germany)	852	178,529
Novartis AG (Switzerland)	7,176	628,855
Novo Nordisk A/S (Denmark) (Class B Stock)	3,644	404,573
Ono Pharmaceutical Co. Ltd. (Japan)	800	20,057
Organon & Co.	8,753	305,742
Pfizer, Inc.	195,770	10,135,013
Roche Holding AG (Switzerland)	2,157	853,525
Sanofi (France)	4,574	467,831
Takeda Pharmaceutical Co. Ltd. (Japan)	4,000	114,524
Viatris, Inc.	41,986	456,808
Zoetis, Inc.	16,400	3,092,876
		55,496,546
Professional Services — 0.2%
Equifax, Inc.	4,200	995,820
Experian PLC (United Kingdom)	1,920	74,459
Jacobs Engineering Group, Inc.	4,500	620,145
Leidos Holdings, Inc.	4,900	529,298
Nielsen Holdings PLC	13,200	359,568
Randstad NV (Netherlands)	3,536	212,125
Robert Half International, Inc.	3,800	433,884
Verisk Analytics, Inc.	5,600	1,201,928

A8

PSF PGIM 50/50 BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
Professional Services (cont’d.)
Wolters Kluwer NV (Netherlands)	552	$58,712
		4,485,939
Real Estate Management & Development — 0.1%
CBRE Group, Inc. (Class A Stock)*	11,600	1,061,632
CK Asset Holdings Ltd. (Hong Kong)	27,500	187,934
Daito Trust Construction Co. Ltd. (Japan)	1,000	106,159
ESR Cayman Ltd. (China), 144A*	4,000	12,369
Henderson Land Development Co. Ltd. (Hong Kong)	3,000	12,454
Mitsubishi Estate Co. Ltd. (Japan)	2,500	37,108
New World Development Co. Ltd. (Hong Kong)	4,000	16,219
		1,433,875
Road & Rail — 0.5%
CSX Corp.	77,100	2,887,395
J.B. Hunt Transport Services, Inc.	3,000	602,370
NIPPON EXPRESS HOLDINGS, Inc. (Japan)	200	13,714
Norfolk Southern Corp.	8,400	2,395,848
Old Dominion Freight Line, Inc.	3,165	945,322
Union Pacific Corp.	22,360	6,108,976
		12,953,625
Semiconductors & Semiconductor Equipment — 3.0%
Advanced Micro Devices, Inc.*	56,799	6,210,403
Advantest Corp. (Japan)	400	31,394
Analog Devices, Inc.	18,347	3,030,557
Applied Materials, Inc.	31,000	4,085,800
ASML Holding NV (Netherlands)	537	359,690
Broadcom, Inc.	14,400	9,067,392
Enphase Energy, Inc.*(a)	4,700	948,366
Intel Corp.	142,000	7,037,520
KLA Corp.	5,250	1,921,815
Lam Research Corp.	4,890	2,628,913
Microchip Technology, Inc.	19,300	1,450,202
Micron Technology, Inc.	38,900	3,029,921
Monolithic Power Systems, Inc.	1,600	777,088
NVIDIA Corp.	87,260	23,809,764
NXP Semiconductors NV (China)	9,200	1,702,736
Qorvo, Inc.*	4,007	497,269
QUALCOMM, Inc.	39,300	6,005,826
Renesas Electronics Corp. (Japan)*	8,600	99,836
Rohm Co. Ltd. (Japan)	2,000	155,849
Skyworks Solutions, Inc.	5,700	759,696
SolarEdge Technologies, Inc.*	1,800	580,266
STMicroelectronics NV (Singapore)	3,738	161,894
Teradyne, Inc.	5,600	662,088
Texas Instruments, Inc.	32,100	5,889,708
Tokyo Electron Ltd. (Japan)	400	205,533
		81,109,526
Software — 4.4%
Adobe, Inc.*	16,480	7,508,618
ANSYS, Inc.*	3,000	952,950
	Shares	Value
Common Stocks (continued)
Software (cont’d.)
Autodesk, Inc.*	7,600	$1,629,060
Cadence Design Systems, Inc.*	9,600	1,578,816
Ceridian HCM Holding, Inc.*	4,950	338,382
Check Point Software Technologies Ltd. (Israel)*	200	27,652
Citrix Systems, Inc.	4,300	433,870
Dassault Systemes SE (France)	5,490	269,881
Fortinet, Inc.*	4,700	1,606,178
Intuit, Inc.	9,780	4,702,615
Microsoft Corp.	261,420	80,598,400
Nemetschek SE (Germany)	119	11,513
NortonLifeLock, Inc.(a)	20,178	535,120
Oracle Corp.	54,950	4,546,013
Paycom Software, Inc.*	1,720	595,774
PTC, Inc.*	3,600	387,792
salesforce.com, Inc.*	34,350	7,293,192
SAP SE (Germany)	381	42,343
ServiceNow, Inc.*	6,990	3,892,661
Synopsys, Inc.*	5,300	1,766,331
Tyler Technologies, Inc.*	1,510	671,784
WiseTech Global Ltd. (Australia)	320	12,072
		119,401,017
Specialty Retail — 1.0%
Advance Auto Parts, Inc.	2,300	476,008
AutoZone, Inc.*	730	1,492,543
Bath & Body Works, Inc.	9,206	440,047
Best Buy Co., Inc.(a)	7,625	693,113
CarMax, Inc.*(a)	5,600	540,288
Chow Tai Fook Jewellery Group Ltd. (China)*	7,000	12,644
Fast Retailing Co. Ltd. (Japan)	200	102,530
Home Depot, Inc. (The)	36,450	10,910,578
JD Sports Fashion PLC (United Kingdom)	106,522	206,949
Lowe’s Cos., Inc.	23,900	4,832,341
O’Reilly Automotive, Inc.*	2,330	1,595,957
Ross Stores, Inc.	12,300	1,112,658
TJX Cos., Inc. (The)	41,800	2,532,244
Tractor Supply Co.	3,900	910,143
Ulta Beauty, Inc.*	1,900	756,618
USS Co. Ltd. (Japan)	500	8,397
		26,623,058
Technology Hardware, Storage & Peripherals — 3.6%
Apple, Inc.	540,640	94,401,151
Hewlett Packard Enterprise Co.(a)	45,448	759,436
HP, Inc.	37,748	1,370,252
NetApp, Inc.	7,700	639,100
Seagate Technology Holdings PLC(a)	7,100	638,290
Western Digital Corp.*	11,303	561,194
		98,369,423
Textiles, Apparel & Luxury Goods — 0.3%
Burberry Group PLC (United Kingdom)	874	19,066
Cie Financiere Richemont SA (Switzerland) (Class A Stock)	2,137	269,668

A9

PSF PGIM 50/50 BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
Textiles, Apparel & Luxury Goods (cont’d.)
EssilorLuxottica SA (France)	588	$107,760
LVMH Moet Hennessy Louis Vuitton SE (France)	594	423,351
Moncler SpA (Italy)	432	23,989
NIKE, Inc. (Class B Stock)	44,400	5,974,464
Pandora A/S (Denmark)	412	39,463
PVH Corp.	2,400	183,864
Ralph Lauren Corp.	1,800	204,192
Swatch Group AG (The) (Switzerland)	77	4,167
Tapestry, Inc.	9,500	352,925
Under Armour, Inc. (Class A Stock)*	7,300	124,246
Under Armour, Inc. (Class C Stock)*	7,374	114,740
VF Corp.(a)	11,300	642,518
		8,484,413
Tobacco — 0.4%
Altria Group, Inc.	63,900	3,338,775
British American Tobacco PLC (United Kingdom)	10,470	439,477
Imperial Brands PLC (United Kingdom)	1,916	40,494
Japan Tobacco, Inc. (Japan)	13,800	235,753
Philip Morris International, Inc.	54,100	5,082,154
Swedish Match AB (Sweden)	26,980	202,726
		9,339,379
Trading Companies & Distributors — 0.1%
Ashtead Group PLC (United Kingdom)	932	58,909
Brenntag SE (Germany)	2,571	207,434
Bunzl PLC (United Kingdom)	700	27,322
Fastenal Co.	20,000	1,188,000
Ferguson PLC	1,820	245,739
IMCD NV (Netherlands)	120	20,488
Marubeni Corp. (Japan)	3,400	39,395
Mitsui & Co. Ltd. (Japan)	3,800	102,810
Sumitomo Corp. (Japan)	14,100	243,670
Toyota Tsusho Corp. (Japan)	500	20,534
United Rentals, Inc.*	2,600	923,546
W.W. Grainger, Inc.	1,520	784,001
		3,861,848
Water Utilities — 0.0%
American Water Works Co., Inc.	6,300	1,042,839
Wireless Telecommunication Services — 0.1%
KDDI Corp. (Japan)	8,300	272,167
SoftBank Corp. (Japan)	3,700	43,306
T-Mobile US, Inc.*(a)	20,400	2,618,340
Vodafone Group PLC (United Kingdom)	59,136	96,290
		3,030,103

Total Common Stocks (cost $311,512,831)		1,369,007,890
Exchange-Traded Funds — 0.3%
iShares Core S&P 500 ETF	16,700	7,576,623
	Shares	Value

Exchange-Traded Funds (continued)
iShares MSCI EAFE ETF(a)	1,459	$107,382

Total Exchange-Traded Funds (cost $4,601,225)		7,684,005
Preferred Stocks — 0.1%
Automobiles — 0.0%
Bayerische Motoren Werke AG (Germany) (PRFC)	75	5,786
Banks — 0.0%
Citigroup Capital XIII, 6.669%(c), 3 Month LIBOR + 6.370%, Maturing 10/30/40	20,000	548,000
Capital Markets — 0.1%
State Street Corp., 5.350%(c), 3 Month LIBOR + 3.709%, Series G, Maturing 03/15/26(oo)	30,000	794,100
Household Products — 0.0%
Henkel AG & Co. KGaA (Germany) (PRFC)	423	28,247

Total Preferred Stocks (cost $1,290,359)		1,376,133

Interest Rate	Maturity Date	Principal Amount (000)#
Asset-Backed Securities — 6.8%
Automobiles — 1.9%
AmeriCredit Automobile Receivables Trust,
Series 2019-01, Class B
3.130%	02/18/25	339	339,686
Series 2019-02, Class C
2.740%	04/18/25	1,400	1,405,418
Series 2019-03, Class C
2.320%	07/18/25	2,300	2,304,692
Series 2021-02, Class C
1.010%	01/19/27	900	845,383
Series 2021-03, Class C
1.410%	08/18/27	900	842,020
Avis Budget Rental Car Funding AESOP LLC,
Series 2019-02A, Class A, 144A
3.350%	09/22/25	2,000	2,006,422
Series 2019-03A, Class A, 144A
2.360%	03/20/26	2,700	2,625,166
Series 2020-01A, Class A, 144A
2.330%	08/20/26	1,300	1,261,270
Series 2021-01A, Class A, 144A
1.380%	08/20/27	2,400	2,224,135
Series 2021-02A, Class A, 144A
1.660%	02/20/28	2,600	2,408,849
CarMax Auto Owner Trust,
Series 2021-02, Class C
1.340%	02/16/27	800	754,392
Series 2021-04, Class C
1.380%	07/15/27	600	556,534

A10

PSF PGIM 50/50 BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Automobiles (cont’d.)
Carvana Auto Receivables Trust,
Series 2021-P03, Class B
1.420%	08/10/27		100	$92,975
Series 2021-P04, Class B
1.980%	02/10/28		200	189,210
Ford Auto Securitization Trust (Canada),
Series 2019-BA, Class A2, 144A
2.321%	10/15/23	CAD	246	197,257
Ford Credit Auto Owner Trust,
Series 2018-01, Class A, 144A
3.190%	07/15/31		1,800	1,793,722
Series 2019-01, Class A, 144A
3.520%	07/15/30		3,300	3,336,857
Series 2020-01, Class A, 144A
2.040%	08/15/31		2,500	2,414,544
Series 2020-02, Class A, 144A
1.060%	04/15/33		3,100	2,874,906
Series 2021-02, Class B, 144A
1.910%	05/15/34		400	373,820
GM Financial Consumer Automobile Receivables Trust,
Series 2018-04, Class C
3.620%	06/17/24		300	302,546
GM Financial Revolving Receivables Trust,
Series 2021-01, Class B, 144A
1.490%	06/12/34		200	184,207
Hertz Vehicle Financing III LP,
Series 2021-02A, Class A, 144A
1.680%	12/27/27		1,300	1,185,315
Hertz Vehicle Financing LLC,
Series 2021-01A, Class A, 144A
1.210%	12/26/25		1,500	1,420,400
Series 2022-02A, Class A, 144A
2.330%	06/26/28		3,300	3,085,583
OneMain Direct Auto Receivables Trust,
Series 2019-01A, Class A, 144A
3.630%	09/14/27		4,100	4,115,389
Series 2021-01A, Class B, 144A
1.260%	07/14/28		1,800	1,689,034
Santander Drive Auto Receivables Trust,
Series 2020-02, Class C
1.460%	09/15/25		600	598,096
Series 2020-03, Class C
1.120%	01/15/26		1,800	1,786,455
Series 2020-04, Class C
1.010%	01/15/26		1,100	1,087,516
Series 2021-02, Class C
0.900%	06/15/26		1,500	1,457,820
Series 2021-02, Class D
1.350%	07/15/27		2,000	1,914,428
Series 2021-03, Class C
0.950%	09/15/27		2,000	1,940,640
Series 2021-04, Class C
1.260%	02/16/27		1,900	1,813,628
Series 2022-01, Class C
2.560%	04/17/28		1,100	1,075,634
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Automobiles (cont’d.)
World Omni Select Auto Trust,
Series 2021-A, Class C
1.090%	11/15/27		400	$371,116
				52,875,065
Collateralized Loan Obligations — 3.8%
Balboa Bay Loan Funding Ltd. (Cayman Islands),
Series 2021-01A, Class A, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)
1.454%(c)	07/20/34		2,500	2,478,007
Battalion CLO Ltd. (Cayman Islands),
Series 2016-10A, Class A1R2, 144A, 3 Month LIBOR + 1.170% (Cap N/A, Floor 1.170%)
1.429%(c)	01/25/35		500	495,402
Benefit Street Partners CLO Ltd. (Cayman Islands),
Series 2013-IIA, Class A1R2, 144A, 3 Month LIBOR + 0.870% (Cap N/A, Floor 0.870%)
1.111%(c)	07/15/29		826	820,531
BNPP AM Euro CLO DAC (Ireland),
Series 2018-01A, Class AR, 144A, 3 Month EURIBOR + 0.600% (Cap N/A, Floor 0.600%)
0.600%(c)	04/15/31	EUR	1,750	1,910,576
Brookside Mill CLO Ltd. (Cayman Islands),
Series 2013-01A, Class AR, 144A, 3 Month LIBOR + 0.820% (Cap N/A, Floor 0.000%)
1.061%(c)	01/17/28		176	176,116
Canyon Capital CLO Ltd. (Cayman Islands),
Series 2017-01A, Class AR, 144A, 3 Month LIBOR + 1.000% (Cap N/A, Floor 1.000%)
1.241%(c)	07/15/30		2,750	2,732,596
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands),
Series 2015-05A, Class A1RR, 144A, 3 Month LIBOR + 1.080% (Cap N/A, Floor 1.080%)
1.334%(c)	01/20/32		6,750	6,709,500
CIFC Funding Ltd. (Cayman Islands),
Series 2014-05A, Class A1R2, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)
1.441%(c)	10/17/31		7,000	6,970,935
CVC Cordatus Loan Fund DAC (Ireland),
Series 14A, Class A1R, 144A, 3 Month EURIBOR + 0.850% (Cap N/A, Floor 0.850%)
0.850%(c)	05/22/32	EUR	1,750	1,919,834
Series 14A, Class A2R, 144A
1.250%	05/22/32	EUR	3,800	4,167,059
Elevation CLO Ltd. (Cayman Islands),
Series 2017-06A, Class A1, 144A, 3 Month LIBOR + 1.280% (Cap N/A, Floor 1.280%)
1.521%(c)	07/15/29		493	492,002
Greenwood Park CLO Ltd.,
Series 2018-01A, Class A2, 144A, 3 Month LIBOR + 1.010% (Cap N/A, Floor 0.000%)
1.251%(c)	04/15/31		1,000	991,786
HPS Loan Management Ltd. (Cayman Islands),
Series 2015-06A, Class A1R, 144A, 3 Month LIBOR + 1.000% (Cap N/A, Floor 0.000%)
1.315%(c)	02/05/31		248	246,491

A11

PSF PGIM 50/50 BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
ICG US CLO Ltd. (Cayman Islands),
Series 2015-01A, Class A1R, 144A, 3 Month LIBOR + 1.140% (Cap N/A, Floor 1.140%)
1.388%(c)	10/19/28	5,602	$5,584,809
Jamestown CLO Ltd. (Cayman Islands),
Series 2019-01A, Class A1, 144A, 3 Month LIBOR + 1.470% (Cap N/A, Floor 1.470%)
1.724%(c)	04/20/32	7,500	7,502,451
Jefferson Mill CLO Ltd. (Cayman Islands),
Series 2015-01A, Class AR, 144A, 3 Month LIBOR + 1.175% (Cap N/A, Floor 0.000%)
1.429%(c)	10/20/31	4,237	4,217,978
Madison Park Funding Ltd. (Cayman Islands),
Series 2019-33A, Class AR, 144A, 3 Month Term SOFR + 1.290% (Cap N/A, Floor 1.290%)
1.449%(c)	10/15/32	6,000	5,954,227
MidOcean Credit CLO (Cayman Islands),
Series 2014-03A, Class A1R, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 1.120%)
1.375%(c)	04/21/31	3,458	3,438,269
Mountain View CLO Ltd. (Cayman Islands),
Series 2015-09A, Class A1R, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 0.000%)
1.361%(c)	07/15/31	2,500	2,484,480
OCP CLO Ltd. (Cayman Islands),
Series 2015-09A, Class A1R2, 144A, 3 Month Term SOFR + 1.250% (Cap N/A, Floor 1.250%)
1.658%(c)	01/15/33	2,500	2,494,155
Octagon Investment Partners 31 LLC (Cayman Islands),
Series 2017-01A, Class AR, 144A, 3 Month LIBOR + 1.050% (Cap N/A, Floor 1.050%)
1.304%(c)	07/20/30	2,500	2,487,190
OZLM Ltd. (Cayman Islands),
Series 2014-06A, Class A1S, 144A, 3 Month LIBOR + 1.080% (Cap N/A, Floor 0.000%)
1.321%(c)	04/17/31	2,956	2,933,915
Series 2015-11A, Class A1R, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)
1.549%(c)	10/30/30	742	741,999
Palmer Square CLO Ltd. (Cayman Islands),
Series 2015-02A, Class A1R2, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 0.000%)
1.354%(c)	07/20/30	5,000	4,971,608
Regatta Funding Ltd. (Cayman Islands),
Series 2016-01A, Class A1R2, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)
2.078%(c)	06/20/34	3,750	3,711,624
Sixth Street CLO Ltd. (Cayman Islands),
Series 2020-16A, Class A1A, 144A, 3 Month LIBOR + 1.320% (Cap N/A, Floor 1.320%)
1.574%(c)	10/20/32	2,500	2,489,260
TCW CLO Ltd. (Cayman Islands),
Series 2021-02A, Class AS, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)
1.438%(c)	07/25/34	4,750	4,704,448
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
TIAA CLO Ltd. (Cayman Islands),
Series 2016-01A, Class AR, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 0.000%)
1.454%(c)	07/20/31		1,750	$1,741,124
Toro European CLO DAC (Ireland),
Series 02A, Class ARR, 144A, 3 Month EURIBOR + 0.990% (Cap N/A, Floor 0.990%)
0.990%(c)	07/25/34	EUR	3,000	3,275,438
Trimaran Cavu Ltd.,
Series 2019-01A, Class A1, 144A, 3 Month LIBOR + 1.460% (Cap N/A, Floor 1.460%)
1.714%(c)	07/20/32		7,500	7,499,976
Venture CLO Ltd. (Cayman Islands),
Series 2015-21A, Class AR, 144A, 3 Month LIBOR + 0.880% (Cap N/A, Floor 0.000%)
1.121%(c)	07/15/27		175	174,987
Wellfleet CLO Ltd. (Cayman Islands),
Series 2017-03A, Class A1, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)
1.391%(c)	01/17/31		2,000	1,992,323
Series 2018-02A, Class A1, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)
1.454%(c)	10/20/31		3,750	3,730,310
				102,241,406
Consumer Loans — 0.3%
Lendmark Funding Trust,
Series 2019-02A, Class A, 144A
2.780%	04/20/28		2,400	2,374,635
OneMain Financial Issuance Trust,
Series 2020-01A, Class A, 144A
3.840%	05/14/32		800	806,187
Series 2020-02A, Class A, 144A
1.750%	09/14/35		1,900	1,763,154
Series 2021-01A, Class A2, 144A, 30 Day Average SOFR + 0.760% (Cap N/A, Floor 0.000%)
0.810%(c)	06/16/36		2,000	1,969,864
Oportun Funding XIV LLC,
Series 2021-A, Class A, 144A
1.210%	03/08/28		800	776,724
				7,690,564
Equipment — 0.2%
MMAF Equipment Finance LLC,
Series 2017-B, Class A5, 144A
2.720%	06/15/40		2,100	2,088,008
Series 2018-A, Class A5, 144A
3.610%	03/10/42		500	506,476
Series 2019-A, Class A5, 144A
3.080%	11/12/41		1,600	1,601,687
Series 2019-B, Class A5, 144A
2.290%	11/12/41		1,600	1,545,907
				5,742,078

A12

PSF PGIM 50/50 BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Home Equity Loans — 0.0%
CDC Mortgage Capital Trust,
Series 2002-HE03, Class M1, 1 Month LIBOR + 1.650% (Cap N/A, Floor 1.650%)
2.107%(c)	03/25/33		9	$10,134
Other — 0.1%
Home Partners of America Trust,
Series 2021-03, Class A, 144A
2.200%	01/17/41		979	931,478
TH MSR Issuer Trust,
Series 2019-FT01, Class A, 144A, 1 Month LIBOR + 2.800% (Cap N/A, Floor 2.800%)
3.257%(c)	06/25/24		2,240	2,196,052
				3,127,530
Residential Mortgage-Backed Securities — 0.1%
Countrywide Asset-Backed Certificates,
Series 2004-01, Class M1, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.750%)
1.207%(c)	03/25/34		155	153,313
Long Beach Mortgage Loan Trust,
Series 2004-02, Class M1, 1 Month LIBOR + 0.795% (Cap N/A, Floor 0.795%)
1.252%(c)	06/25/34		117	114,297
TFS (Spain),
Series 2018-03, Class A1, 1 Month EURIBOR + 3.000%
3.000%(c)	04/16/23	EUR	1,040	1,150,433
				1,418,043
Student Loans — 0.4%
Commonbond Student Loan Trust,
Series 2017-BGS, Class A1, 144A
2.680%	09/25/42		622	617,492
Series 2018-AGS, Class A1, 144A
3.210%	02/25/44		449	446,574
Series 2018-CGS, Class A1, 144A
3.870%	02/25/46		128	128,970
Laurel Road Prime Student Loan Trust,
Series 2017-C, Class A2B, 144A
2.810%	11/25/42		171	171,380
Series 2018-B, Class A2FX, 144A
3.540%	05/26/43		332	333,908
Series 2019-A, Class A2FX, 144A
2.730%	10/25/48		295	292,996
Navient Private Education Refi Loan Trust,
Series 2018-A, Class A2, 144A
3.190%	02/18/42		533	535,354
Series 2018-CA, Class A2, 144A
3.520%	06/16/42		308	310,365
Series 2019-CA, Class A2, 144A
3.130%	02/15/68		747	741,946
Series 2020-BA, Class A2, 144A
2.120%	01/15/69		725	711,197
Pennsylvania Higher Education Assistance Agency,
Series 2021-01A, Class A, 144A, 1 Month LIBOR + 0.530% (Cap N/A, Floor 0.530%)
0.987%(c)	05/25/70		1,675	1,659,670
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Student Loans (cont’d.)
SoFi Professional Loan Program LLC,
Series 2019-A, Class A2FX, 144A
3.690%	06/15/48	648	$650,366
Series 2019-B, Class A2FX, 144A
3.090%	08/17/48	728	727,952
Series 2019-C, Class A2FX, 144A
2.370%	11/16/48	1,115	1,104,796
SoFi Professional Loan Program Trust,
Series 2018-B, Class A2FX, 144A
3.340%	08/25/47	823	825,033
Series 2020-A, Class A2FX, 144A
2.540%	05/15/46	1,476	1,455,209
			10,713,208

Total Asset-Backed Securities (cost $187,760,198)			183,818,028
Commercial Mortgage-Backed Securities — 5.9%
Assurant Commercial Mortgage Trust,
Series 2016-01A, Class AS, 144A
3.172%	05/15/49	3,100	3,056,969
BANK,
Series 2021-BN35, Class A3
1.717%	06/15/64	3,500	3,177,113
Series 2021-BN35, Class ASB
2.067%	06/15/64	2,300	2,150,600
Series 2021-BN37, Class A4
2.370%	11/15/64	3,900	3,566,058
Barclays Commercial Mortgage Securities Trust,
Series 2018-C02, Class A4
4.047%	12/15/51	3,850	4,014,708
Series 2021-C12, Class A4
2.421%	11/15/54	4,500	4,209,406
Benchmark Mortgage Trust,
Series 2018-B03, Class A4
3.761%	04/10/51	3,600	3,634,983
Series 2021-B24, Class A3
2.010%	03/15/54	2,000	1,860,257
BXP Trust,
Series 2021-601L, Class A, 144A
2.618%	01/15/44	5,500	4,971,492
CFCRE Commercial Mortgage Trust,
Series 2016-C04, Class A3
3.014%	05/10/58	2,332	2,303,192
Citigroup Commercial Mortgage Trust,
Series 2014-GC21, Class A4
3.575%	05/10/47	760	764,056
Series 2016-C01, Class A3
2.944%	05/10/49	2,700	2,655,239
Series 2017-P07, Class A3
3.442%	04/14/50	4,000	4,011,543
Commercial Mortgage Trust,
Series 2014-CR18, Class A4
3.550%	07/15/47	1,770	1,757,818
Series 2014-LC17, Class A4
3.648%	10/10/47	3,555	3,551,265

A13

PSF PGIM 50/50 BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
CSAIL Commercial Mortgage Trust,
Series 2015-C04, Class A3
3.544%	11/15/48	2,483	$2,470,052
Series 2017-C08, Class A3
3.127%	06/15/50	3,681	3,569,804
FHLMC Multifamily Structured Pass-Through Certificates,
Series K020, Class X1, IO
1.508%(cc)	05/25/22	2,113	21
Series K021, Class X1, IO
1.384%(cc)	06/25/22	3,772	38
Series K055, Class X1, IO
1.353%(cc)	03/25/26	4,421	197,954
Series K157, Class A2
3.990%(cc)	05/25/33	3,100	3,342,379
GS Mortgage Securities Corp. Trust,
Series 2021-RENT, Class A, 144A, 1 Month LIBOR + 0.700% (Cap N/A, Floor 0.700%)
1.149%(c)	11/21/35	1,064	1,052,600
GS Mortgage Securities Trust,
Series 2015-GC28, Class A4
3.136%	02/10/48	2,907	2,877,100
Series 2015-GC34, Class A3
3.244%	10/10/48	4,715	4,679,281
Series 2016-GS03, Class A3
2.592%	10/10/49	3,901	3,767,097
Series 2016-GS04, Class A3
3.178%	11/10/49	3,796	3,720,599
Series 2020-GSA02, Class A4
1.721%	12/12/53	4,150	3,663,316
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C25, Class A4A1
3.408%	11/15/47	577	572,592
Series 2015-C27, Class A3A1
2.920%	02/15/48	3,978	3,903,530
JPMCC Commercial Mortgage Securities Trust,
Series 2017-JP06, Class A3
3.109%	07/15/50	5,581	5,551,541
JPMDB Commercial Mortgage Securities Trust,
Series 2016-C02, Class A3A
2.881%	06/15/49	2,500	2,456,173
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2013-LC11, Class A4
2.694%	04/15/46	498	497,618
MHC Commercial Mortgage Trust,
Series 2021-MHC, Class C, 144A, 1 Month LIBOR + 1.351% (Cap N/A, Floor 1.351%)
1.748%(c)	04/15/38	2,150	2,112,208
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2013-C08, Class A3
2.863%	12/15/48	907	905,192
Morgan Stanley Capital I Trust,
Series 2015-UBS08, Class A3
3.540%	12/15/48	4,782	4,783,255
Series 2016-BNK02, Class A3
2.791%	11/15/49	2,000	1,945,993
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Series 2016-UB11, Class A3
2.531%	08/15/49	6,300	$6,074,251
Series 2019-H06, Class A3
3.158%	06/15/52	5,000	4,847,893
Series 2019-H07, Class A2
2.492%	07/15/52	9,400	9,183,243
UBS Commercial Mortgage Trust,
Series 2017-C02, Class ASB
3.264%	08/15/50	2,500	2,502,718
Series 2017-C05, Class A4
3.212%	11/15/50	5,000	4,891,141
Series 2018-C09, Class A3
3.854%	03/15/51	1,800	1,820,204
Series 2018-C14, Class A3
4.180%	12/15/51	2,900	2,944,455
UBS-Barclays Commercial Mortgage Trust,
Series 2012-C04, Class A4
2.792%	12/10/45	1,400	1,399,960
Series 2013-C05, Class A3
2.920%	03/10/46	435	434,246
Series 2013-C06, Class A3
2.971%	04/10/46	1,405	1,403,793
Wells Fargo Commercial Mortgage Trust,
Series 2016-NXS06, Class A3
2.642%	11/15/49	4,500	4,399,786
Series 2017-C38, Class A4
3.190%	07/15/50	3,300	3,285,443
Series 2019-C49, Class A3
3.749%	03/15/52	7,300	7,502,195
Series 2020-C58, Class A3
1.810%	07/15/53	5,000	4,464,969
Series 2021-C61, Class A3
2.406%	11/15/54	9,000	8,321,537

Total Commercial Mortgage-Backed Securities (cost $167,059,242)			161,228,876
Corporate Bonds — 10.1%
Aerospace & Defense — 0.2%
Boeing Co. (The),
Sr. Unsec’d. Notes
2.196%	02/04/26	1,610	1,523,295
3.750%	02/01/50(a)	1,470	1,315,053
Embraer Netherlands Finance BV (Brazil),
Gtd. Notes
5.050%	06/15/25	551	556,516
Embraer Overseas Ltd. (Brazil),
Gtd. Notes, 144A
5.696%	09/16/23	765	790,388
Raytheon Technologies Corp.,
Sr. Unsec’d. Notes
4.125%	11/16/28	910	951,360
			5,136,612

A14

PSF PGIM 50/50 BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Agriculture — 0.1%
BAT Capital Corp. (United Kingdom),
Gtd. Notes
3.557%	08/15/27	1,365	$1,328,322
Vector Group Ltd.,
Sr. Sec’d. Notes, 144A
5.750%	02/01/29	875	796,957
			2,125,279
Airlines — 0.2%
American Airlines 2015-1 Class A Pass-Through Trust,
Pass-Through Certificates
3.375%	11/01/28	1,782	1,713,314
Continental Airlines 2012-2 Class A Pass-Through Trust,
Pass-Through Certificates
4.000%	04/29/26	244	242,803
Southwest Airlines Co.,
Sr. Unsec’d. Notes
2.625%	02/10/30(a)	1,765	1,624,000
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A
4.375%	04/15/26(a)	590	580,914
4.625%	04/15/29	115	109,480
			4,270,511
Apparel — 0.0%
Wolverine World Wide, Inc.,
Gtd. Notes, 144A
4.000%	08/15/29(a)	550	488,691
Auto Manufacturers — 0.4%
Daimler Trucks Finance North America LLC (Germany),
Gtd. Notes, 144A
1.625%	12/13/24	3,770	3,602,139
Ford Motor Co.,
Sr. Unsec’d. Notes
5.291%	12/08/46	665	645,579
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
2.900%	02/16/28	200	180,282
3.350%	11/01/22	2,845	2,852,713
General Motors Co.,
Sr. Unsec’d. Notes
6.250%	10/02/43	740	844,476
6.600%	04/01/36	585	678,596
General Motors Financial Co., Inc.,
Gtd. Notes
3.950%	04/13/24	1,700	1,726,216
			10,530,001
Banks — 2.8%
Banco Santander SA (Spain),
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.120%
1.358%(c)	04/12/23	400	402,151
Sr. Unsec’d. Notes
1.849%	03/25/26	800	748,216
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
Bank of America Corp.,
Jr. Sub. Notes, Series JJ
5.125%(ff)	06/20/24(oo)	1,145	$1,153,907
Jr. Sub. Notes, Series MM
4.300%(ff)	01/28/25(oo)	310	294,353
Sr. Unsec’d. Notes, MTN
1.898%(ff)	07/23/31	1,805	1,576,350
2.496%(ff)	02/13/31	5,165	4,739,343
3.194%(ff)	07/23/30	1,050	1,016,648
3.824%(ff)	01/20/28	615	622,287
Sub. Notes, MTN
4.000%	01/22/25	1,700	1,731,655
4.200%	08/26/24	745	763,462
4.450%	03/03/26	4,790	4,955,810
Bank of America NA,
Sub. Notes
6.000%	10/15/36(a)	805	984,812
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes
3.650%	03/16/25	610	612,236
3.932%(ff)	05/07/25	320	322,506
4.375%	01/12/26	323	330,155
Sr. Unsec’d. Notes, MTN
4.972%(ff)	05/16/29	705	740,195
BNP Paribas SA (France),
Sr. Unsec’d. Notes, 144A
2.219%(ff)	06/09/26	1,650	1,567,885
3.132%(ff)	01/20/33	1,335	1,235,998
Citigroup, Inc.,
Jr. Sub. Notes, Series V
4.700%(ff)	01/30/25(oo)	1,675	1,602,189
Sr. Unsec’d. Notes
2.561%(ff)	05/01/32	2,100	1,901,928
3.200%	10/21/26	670	664,857
3.700%	01/12/26(a)	1,610	1,630,794
3.887%(ff)	01/10/28	560	566,071
Sub. Notes
4.450%	09/29/27	1,485	1,530,941
4.750%	05/18/46	440	471,320
Credit Suisse Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A
2.193%(ff)	06/05/26	1,100	1,034,327
3.091%(ff)	05/14/32	560	503,854
4.282%	01/09/28	980	980,005
Deutsche Bank AG (Germany),
Sr. Unsec’d. Notes
2.129%(ff)	11/24/26	460	427,138
Discover Bank,
Sr. Unsec’d. Notes
4.250%	03/13/26	595	610,943
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series O
5.300%(ff)	11/10/26(oo)	560	575,022
Sr. Unsec’d. Notes
1.542%(ff)	09/10/27	2,345	2,149,151
3.750%	02/25/26	1,165	1,184,832

A15

PSF PGIM 50/50 BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
3.814%(ff)	04/23/29	440	$443,005
3.850%	01/26/27	2,625	2,655,754
Sub. Notes
6.750%	10/01/37	225	284,228
ING Groep NV (Netherlands),
Sr. Unsec’d. Notes
3.550%	04/09/24	400	404,803
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series FF
5.000%(ff)	08/01/24(oo)	540	536,576
Jr. Sub. Notes, Series HH
4.600%(ff)	02/01/25(oo)	1,245	1,199,937
Jr. Sub. Notes, Series I, 3 Month LIBOR + 3.470%
3.769%(c)	07/30/22(oo)	979	979,016
Jr. Sub. Notes, Series II
4.000%(ff)	04/01/25(oo)	230	217,702
Sr. Unsec’d. Notes
2.580%(ff)	04/22/32	1,585	1,453,542
3.782%(ff)	02/01/28	270	273,428
3.964%(ff)	11/15/48	2,240	2,290,484
4.005%(ff)	04/23/29	1,360	1,388,591
Sub. Notes
3.875%	09/10/24	3,525	3,600,804
Morgan Stanley,
Sr. Unsec’d. Notes, GMTN
2.239%(ff)	07/21/32	2,770	2,456,046
3.772%(ff)	01/24/29	1,295	1,305,264
3.875%	01/27/26	550	560,437
4.431%(ff)	01/23/30	455	476,416
Sr. Unsec’d. Notes, MTN
3.591%(ff)	07/22/28	1,030	1,034,116
Sub. Notes, GMTN
4.350%	09/08/26	3,050	3,146,296
NatWest Group PLC (United Kingdom),
Sr. Unsec’d. Notes
5.076%(ff)	01/27/30	1,570	1,671,617
Societe Generale SA (France),
Sr. Unsec’d. Notes, 144A
1.488%(ff)	12/14/26	3,200	2,907,073
State Bank of India (India),
Sr. Unsec’d. Notes, 144A
4.375%	01/24/24	1,255	1,273,709
UBS Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A
1.364%(ff)	01/30/27	2,250	2,071,664
Wells Fargo & Co.,
Sr. Unsec’d. Notes, MTN
2.572%(ff)	02/11/31	2,895	2,690,064
			74,951,913
Beverages — 0.2%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
4.700%	02/01/36	1,220	1,325,964
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Beverages (cont’d.)
Bacardi Ltd. (Bermuda),
Gtd. Notes, 144A
2.750%	07/15/26	2,785	$2,685,833
Constellation Brands, Inc.,
Sr. Unsec’d. Notes
2.250%	08/01/31	780	688,320
			4,700,117
Biotechnology — 0.1%
Amgen, Inc.,
Sr. Unsec’d. Notes
2.800%	08/15/41	2,840	2,444,449
Regeneron Pharmaceuticals, Inc.,
Sr. Unsec’d. Notes
2.800%	09/15/50	395	316,475
			2,760,924
Building Materials — 0.0%
Masonite International Corp.,
Gtd. Notes, 144A
3.500%	02/15/30(a)	650	585,883
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A
4.750%	01/15/28	300	288,726
			874,609
Chemicals — 0.1%
Dow Chemical Co. (The),
Sr. Unsec’d. Notes
4.375%	11/15/42	5	5,197
5.250%	11/15/41	350	398,000
9.400%	05/15/39	15	23,969
LYB International Finance BV,
Gtd. Notes
5.250%	07/15/43	620	689,549
NOVA Chemicals Corp. (Canada),
Sr. Unsec’d. Notes, 144A
4.875%	06/01/24	875	884,718
Sasol Financing USA LLC (South Africa),
Gtd. Notes
5.875%	03/27/24	600	608,508
6.500%	09/27/28	405	412,083
			3,022,024
Commercial Services — 0.1%
ERAC USA Finance LLC,
Gtd. Notes, 144A
4.200%	11/01/46	875	874,944
7.000%	10/15/37	390	510,586
United Rentals North America, Inc.,
Gtd. Notes
3.750%	01/15/32	250	233,169
4.875%	01/15/28	735	746,740
5.250%	01/15/30	265	273,223

A16

PSF PGIM 50/50 BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Commercial Services (cont’d.)
University of Miami,
Sr. Unsec’d. Notes, Series 2022
4.063%	04/01/52	1,425	$1,425,000
			4,063,662
Diversified Financial Services — 0.2%
BOC Aviation USA Corp. (Singapore),
Gtd. Notes, 144A, MTN
1.625%	04/29/24	445	428,304
CDP Financial, Inc. (Canada),
Gtd. Notes, 144A
3.150%	07/24/24(a)	445	450,827
Discover Financial Services,
Sr. Unsec’d. Notes
3.850%	11/21/22	900	911,165
Nomura Holdings, Inc. (Japan),
Sr. Unsec’d. Notes
2.608%	07/14/31	1,490	1,338,163
OneMain Finance Corp.,
Gtd. Notes
8.250%	10/01/23	1,100	1,159,677
Private Export Funding Corp.,
U.S. Gov’t. Gtd. Notes, Series NN
3.250%	06/15/25	255	257,245
			4,545,381
Electric — 0.9%
Abu Dhabi National Energy Co. PJSC (United Arab Emirates),
Sr. Unsec’d. Notes, 144A, MTN
2.000%	04/29/28	370	345,490
Alfa Desarrollo SpA (Chile),
Sr. Sec’d. Notes, 144A
4.550%	09/27/51	439	379,979
Baltimore Gas & Electric Co.,
Sr. Unsec’d. Notes
6.350%	10/01/36	530	668,025
Berkshire Hathaway Energy Co.,
Sr. Unsec’d. Notes
5.950%	05/15/37	335	408,553
Calpine Corp.,
Sr. Sec’d. Notes, 144A
3.750%	03/01/31	1,400	1,254,470
CenterPoint Energy Houston Electric LLC,
General Ref. Mortgage, Series K2
6.950%	03/15/33	300	386,674
Comision Federal de Electricidad (Mexico),
Gtd. Notes, 144A
4.688%	05/15/29	1,000	987,103
Connecticut Light & Power Co. (The),
First Mortgage, Series A
2.050%	07/01/31(h)	2,290	2,067,068
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes, Series 09-C
5.500%	12/01/39	145	170,041
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
Duke Energy Carolinas LLC,
First Mortgage
6.050%	04/15/38	530	$660,861
El Paso Electric Co.,
Sr. Unsec’d. Notes
6.000%	05/15/35	845	998,437
Enel Finance International NV (Italy),
Gtd. Notes, 144A
2.250%	07/12/31(a)	1,500	1,328,548
Engie Energia Chile SA (Chile),
Sr. Unsec’d. Notes, 144A
3.400%	01/28/30	400	368,489
Florida Power & Light Co.,
First Mortgage
5.950%	10/01/33	380	461,106
Iberdrola International BV (Spain),
Gtd. Notes
6.750%	09/15/33	140	171,104
Indiana Michigan Power Co.,
Sr. Unsec’d. Notes
3.850%	05/15/28(a)(h)	2,105	2,143,041
Israel Electric Corp. Ltd. (Israel),
Sr. Sec’d. Notes, 144A, GMTN
4.250%	08/14/28	575	579,748
Monongahela Power Co.,
First Mortgage, 144A
4.100%	04/15/24	1,560	1,586,466
Northern States Power Co.,
First Mortgage
3.600%	09/15/47	1,035	1,022,759
NRG Energy, Inc.,
Gtd. Notes, 144A
3.875%	02/15/32	200	176,655
Sr. Sec’d. Notes, 144A
2.000%	12/02/25	225	211,902
2.450%	12/02/27	970	892,115
Ohio Power Co.,
Sr. Unsec’d. Notes
4.000%	06/01/49	465	462,555
PECO Energy Co.,
First Mortgage
2.800%	06/15/50	785	678,213
Public Service Electric & Gas Co.,
First Mortgage, MTN
3.700%	05/01/28	850	868,475
Sr. Sec’d. Notes, MTN
5.800%	05/01/37	515	632,992
Public Service Enterprise Group, Inc.,
Sr. Unsec’d. Notes
1.600%	08/15/30	1,235	1,059,938
San Diego Gas & Electric Co.,
First Mortgage
4.150%	05/15/48	1,010	1,066,135
Southern California Edison Co.,
First Ref. Mortgage
4.000%	04/01/47	350	337,275

A17

PSF PGIM 50/50 BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
First Ref. Mortgage, Series C
3.600%	02/01/45	690	$619,071
Vistra Operations Co. LLC,
Gtd. Notes, 144A
5.000%	07/31/27	495	486,785
Sr. Sec’d. Notes, 144A
3.550%	07/15/24	1,475	1,461,851
Xcel Energy, Inc.,
Sr. Unsec’d. Notes
4.800%	09/15/41	480	515,935
			25,457,859
Engineering & Construction — 0.1%
AECOM,
Gtd. Notes
5.125%	03/15/27	675	690,234
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes, 144A
5.500%	07/31/47	1,350	1,190,765
			1,880,999
Entertainment — 0.0%
Magallanes, Inc.,
Gtd. Notes, 144A
5.050%	03/15/42	450	459,087
5.141%	03/15/52	420	429,969
5.391%	03/15/62	215	222,142
			1,111,198
Foods — 0.1%
Kraft Heinz Foods Co.,
Gtd. Notes
4.875%	10/01/49	1,030	1,085,940
Lamb Weston Holdings, Inc.,
Gtd. Notes, 144A
4.125%	01/31/30	350	326,890
4.375%	01/31/32	600	560,237
Mars, Inc.,
Sr. Unsec’d. Notes, 144A
2.375%	07/16/40	535	442,815
Pilgrim’s Pride Corp.,
Gtd. Notes, 144A
5.875%	09/30/27	1,200	1,213,112
			3,628,994
Forest Products & Paper — 0.0%
Celulosa Arauco y Constitucion SA (Chile),
Sr. Unsec’d. Notes
4.500%	08/01/24	207	212,732
Gas — 0.2%
NiSource, Inc.,
Sr. Unsec’d. Notes
1.700%	02/15/31	835	708,485
3.600%	05/01/30	1,600	1,587,690
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Gas (cont’d.)
Piedmont Natural Gas Co., Inc.,
Sr. Unsec’d. Notes
3.500%	06/01/29		2,090	$2,093,383
				4,389,558
Healthcare-Products — 0.1%
DH Europe Finance II Sarl,
Gtd. Notes
1.350%	09/18/39	EUR	1,125	1,116,764
Medtronic Global Holdings SCA,
Gtd. Notes
2.250%	03/07/39	EUR	300	338,978
Mozart Debt Merger Sub, Inc.,
Sr. Sec’d. Notes, 144A
3.875%	04/01/29		475	439,353
				1,895,095
Healthcare-Services — 0.1%
Aetna, Inc.,
Sr. Unsec’d. Notes
6.625%	06/15/36		480	605,089
Anthem, Inc.,
Sr. Unsec’d. Notes
3.600%	03/15/51		885	852,288
4.625%	05/15/42		330	361,562
HCA, Inc.,
Gtd. Notes
5.875%	02/01/29		275	301,532
Sr. Sec’d. Notes
5.125%	06/15/39		665	718,386
Kaiser Foundation Hospitals,
Gtd. Notes
4.150%	05/01/47		670	721,596
Tenet Healthcare Corp.,
Sr. Sec’d. Notes, 144A
4.375%	01/15/30		475	456,363
				4,016,816
Home Builders — 0.1%
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A
5.875%	06/15/27		405	421,373
6.625%	07/15/27		425	438,293
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc.,
Gtd. Notes, 144A
5.625%	03/01/24		600	616,948
				1,476,614
Housewares — 0.1%
Newell Brands, Inc.,
Sr. Unsec’d. Notes
4.700%	04/01/26(a)		2,010	2,022,562
Insurance — 0.2%
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
3.951%	10/15/50		1,125	1,061,762

A18

PSF PGIM 50/50 BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Insurance (cont’d.)
Lincoln National Corp.,
Sr. Unsec’d. Notes
6.300%	10/09/37	701	$852,207
Markel Corp.,
Sr. Unsec’d. Notes
5.000%	03/30/43	165	178,199
New York Life Insurance Co.,
Sub. Notes, 144A
6.750%	11/15/39	650	862,135
Principal Financial Group, Inc.,
Gtd. Notes
4.625%	09/15/42	105	111,892
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A
4.270%	05/15/47	1,430	1,511,256
6.850%	12/16/39	122	160,340
			4,737,791
Lodging — 0.0%
Marriott International, Inc.,
Sr. Unsec’d. Notes
3.250%	09/15/22	805	808,032
Media — 0.5%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A
5.500%	05/01/26(a)	500	508,199
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
3.900%	06/01/52	500	423,259
6.384%	10/23/35	1,695	1,926,086
6.484%	10/23/45	1,000	1,139,738
Comcast Cable Holdings LLC,
Gtd. Notes
9.875%	06/15/22	1,440	1,456,732
Cox Communications, Inc.,
Sr. Unsec’d. Notes, 144A
2.600%	06/15/31	3,695	3,344,840
CSC Holdings LLC,
Gtd. Notes, 144A
4.500%	11/15/31	1,000	896,202
Discovery Communications LLC,
Gtd. Notes
4.000%	09/15/55	823	711,178
Paramount Global,
Sr. Unsec’d. Notes
5.250%	04/01/44	1,340	1,396,689
Time Warner Cable LLC,
Sr. Sec’d. Notes
5.500%	09/01/41	270	280,648
Walt Disney Co. (The),
Gtd. Notes
7.625%	11/30/28	515	638,884
			12,722,455
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Miscellaneous Manufacturing — 0.1%
Amsted Industries, Inc.,
Gtd. Notes, 144A
5.625%	07/01/27		800	$804,012
Pentair Finance Sarl,
Gtd. Notes
4.500%	07/01/29		2,415	2,512,898
				3,316,910
Multi-National — 0.0%
Corp. Andina de Fomento (Supranational Bank),
Sr. Unsec’d. Notes
2.750%	01/06/23		385	386,031
North American Development Bank (Supranational Bank),
Sr. Unsec’d. Notes
2.400%	10/26/22		226	226,274
				612,305
Office/Business Equipment — 0.1%
CDW LLC/CDW Finance Corp.,
Gtd. Notes
2.670%	12/01/26		1,270	1,199,069
5.500%	12/01/24		500	517,611
				1,716,680
Oil & Gas — 0.4%
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes
5.400%	06/15/47		850	958,606
Continental Resources, Inc.,
Gtd. Notes
4.500%	04/15/23(a)		430	435,977
Devon Energy Corp.,
Sr. Unsec’d. Notes
5.600%	07/15/41		225	259,955
Ecopetrol SA (Colombia),
Sr. Unsec’d. Notes
6.875%	04/29/30(a)		440	462,941
Gazprom PJSC Via Gaz Capital SA (Russia),
Sr. Unsec’d. Notes, 144A
4.950%	07/19/22		255	166,435
KazMunayGas National Co. JSC (Kazakhstan),
Sr. Unsec’d. Notes, 144A
4.750%	04/24/25		400	388,680
Lundin Energy Finance BV (Netherlands),
Gtd. Notes, 144A
3.100%	07/15/31		530	491,412
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
6.450%	09/15/36		1,040	1,222,194
Ovintiv, Inc.,
Gtd. Notes
6.625%	08/15/37		240	285,056
Petroleos Mexicanos (Mexico),
Gtd. Notes
4.750%	02/26/29	EUR	100	102,517
6.350%	02/12/48		458	360,811

A19

PSF PGIM 50/50 BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
6.490%	01/23/27(a)	346	$350,997
6.500%	03/13/27	130	131,978
Gtd. Notes, MTN
6.750%	09/21/47(a)	561	456,200
6.875%	08/04/26	770	805,090
Qatar Energy (Qatar),
Sr. Unsec’d. Notes, 144A
1.375%	09/12/26	1,544	1,439,770
2.250%	07/12/31	545	503,843
Sinopec Group Overseas Development 2018 Ltd. (China),
Gtd. Notes, 144A
3.680%	08/08/49	990	887,140
Valero Energy Corp.,
Sr. Unsec’d. Notes
4.000%	04/01/29(a)	580	592,560
			10,302,162
Packaging & Containers — 0.1%
Ball Corp.,
Gtd. Notes
3.125%	09/15/31	300	267,843
Berry Global, Inc.,
Sr. Sec’d. Notes
1.570%	01/15/26(a)	3,570	3,331,933
			3,599,776
Pharmaceuticals — 0.5%
AbbVie, Inc.,
Sr. Unsec’d. Notes
3.800%	03/15/25	950	969,578
4.250%	11/21/49	1,000	1,043,430
4.500%	05/14/35	1,595	1,715,132
4.550%	03/15/35	1,770	1,907,527
4.700%	05/14/45	855	931,673
Bayer US Finance II LLC (Germany),
Gtd. Notes, 144A
4.250%	12/15/25	1,150	1,170,978
Becton, Dickinson & Co.,
Sr. Unsec’d. Notes
3.734%	12/15/24	102	103,726
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes
4.125%	06/15/39	280	299,989
Cigna Corp.,
Gtd. Notes
4.375%	10/15/28	1,870	1,966,944
Sr. Unsec’d. Notes
3.200%	03/15/40	1,555	1,414,405
CVS Health Corp.,
Sr. Unsec’d. Notes
5.125%	07/20/45	991	1,121,433
5.300%	12/05/43	185	213,868
Mylan, Inc.,
Gtd. Notes
5.400%	11/29/43	590	583,228
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pharmaceuticals (cont’d.)
Organon & Co./Organon Foreign Debt Co-Issuer BV,
Sr. Sec’d. Notes, 144A
4.125%	04/30/28	925	$881,340
Viatris, Inc.,
Gtd. Notes
3.850%	06/22/40	520	450,785
			14,774,036
Pipelines — 0.6%
Antero Midstream Partners LP/Antero Midstream Finance Corp.,
Gtd. Notes, 144A
7.875%	05/15/26	525	568,345
Eastern Gas Transmission & Storage, Inc.,
Sr. Unsec’d. Notes, 144A
4.600%	12/15/44	45	46,704
EIG Pearl Holdings Sarl (Saudi Arabia),
Sr. Sec’d. Notes, 144A
3.545%	08/31/36	1,060	1,012,226
Energy Transfer LP,
Sr. Unsec’d. Notes
4.950%	06/15/28	795	834,506
5.000%	05/15/50	990	1,003,802
6.125%	12/15/45	120	132,433
Energy Transfer LP/Regency Energy Finance Corp.,
Sr. Unsec’d. Notes
5.000%	10/01/22	610	615,068
Kinder Morgan, Inc.,
Gtd. Notes
3.600%	02/15/51	1,575	1,395,046
MPLX LP,
Sr. Unsec’d. Notes
4.000%	02/15/25	1,140	1,154,728
4.700%	04/15/48	750	756,081
4.875%	06/01/25	2,275	2,358,478
5.200%	03/01/47	25	26,950
ONEOK Partners LP,
Gtd. Notes
6.650%	10/01/36	130	148,509
ONEOK, Inc.,
Gtd. Notes
3.100%	03/15/30(a)	3,495	3,273,799
4.500%	03/15/50	245	236,638
4.950%	07/13/47	640	652,202
Venture Global Calcasieu Pass LLC,
Sr. Sec’d. Notes, 144A
3.875%	08/15/29	80	77,812
4.125%	08/15/31	80	78,536
Western Midstream Operating LP,
Sr. Unsec’d. Notes
4.000%	07/01/22(a)	1,315	1,315,000
5.300%	03/01/48	80	79,320
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
4.850%	03/01/48	230	245,533
4.900%	01/15/45	1,100	1,149,836
			17,161,552

A20

PSF PGIM 50/50 BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Real Estate Investment Trusts (REITs) — 0.2%
Corporate Office Properties LP,
Gtd. Notes
2.900%	12/01/33	945	$829,637
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes
5.375%	04/15/26	725	756,926
Kimco Realty Corp.,
Sr. Unsec’d. Notes
2.700%	10/01/30	2,420	2,266,874
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes
3.500%	03/15/31(a)	750	693,979
Realty Income Corp.,
Sr. Unsec’d. Notes
3.250%	01/15/31(h)	2,250	2,212,711
			6,760,127
Retail — 0.3%
1011778 BC ULC/New Red Finance, Inc. (Canada),
Sr. Sec’d. Notes, 144A
3.875%	01/15/28(a)	500	474,255
AutoZone, Inc.,
Sr. Unsec’d. Notes
3.750%	04/18/29	1,820	1,838,086
Dollar Tree, Inc.,
Sr. Unsec’d. Notes
4.000%	05/15/25	3,395	3,477,543
Gap, Inc. (The),
Gtd. Notes, 144A
3.625%	10/01/29	200	177,159
3.875%	10/01/31(a)	425	370,970
Sally Holdings LLC/Sally Capital, Inc.,
Gtd. Notes
5.625%	12/01/25	1,020	1,033,480
			7,371,493
Semiconductors — 0.1%
Broadcom, Inc.,
Sr. Unsec’d. Notes, 144A
3.187%	11/15/36	3,650	3,207,356
Software — 0.1%
ServiceNow, Inc.,
Sr. Unsec’d. Notes
1.400%	09/01/30	1,425	1,210,975
Workday, Inc.,
Sr. Unsec’d. Notes
3.800%	04/01/32	1,845	1,843,376
			3,054,351
Telecommunications — 0.7%
AT&T, Inc.,
Sr. Unsec’d. Notes
2.550%	12/01/33	1,371	1,219,582
3.100%	02/01/43	1,070	923,042
3.500%	09/15/53	2,817	2,490,698
3.650%	09/15/59	4	3,515
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Telecommunications (cont’d.)
4.300%	02/15/30	490	$518,101
4.500%	05/15/35	225	238,678
British Telecommunications PLC (United Kingdom),
Sr. Unsec’d. Notes
9.625%	12/15/30	350	478,240
Level 3 Financing, Inc.,
Gtd. Notes
5.250%	03/15/26(a)	475	476,413
5.375%	05/01/25(a)	1,300	1,312,574
Sr. Sec’d. Notes, 144A
3.400%	03/01/27	250	235,375
T-Mobile USA, Inc.,
Sr. Sec’d. Notes
2.550%	02/15/31	965	875,098
3.875%	04/15/30	5,500	5,523,099
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
2.550%	03/21/31	1,515	1,407,613
2.650%	11/20/40	1,095	931,193
4.016%	12/03/29	1,365	1,417,918
			18,051,139
Transportation — 0.1%
Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes
6.700%	08/01/28	735	865,806
CSX Corp.,
Sr. Unsec’d. Notes
6.150%	05/01/37	690	865,542
Norfolk Southern Corp.,
Sr. Unsec’d. Notes
5.590%	05/17/25	120	127,835
			1,859,183

Total Corporate Bonds (cost $280,984,098)			273,617,499
Municipal Bonds — 0.5%
Alabama — 0.0%
Alabama Economic Settlement Authority,
Taxable, Revenue Bonds, Series B
4.263%	09/15/32	180	187,382
California — 0.2%
Bay Area Toll Authority,
Revenue Bonds, BABs, Series F2
6.263%	04/01/49	1,305	1,857,791
Taxable, Revenue Bonds
2.574%	04/01/31	415	391,976
State of California,
General Obligation Unlimited, BABs
7.300%	10/01/39	1,250	1,750,361
General Obligation Unlimited, Taxable, BABs
7.500%	04/01/34	350	482,257
7.625%	03/01/40	205	301,063
			4,783,448

A21

PSF PGIM 50/50 BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Municipal Bonds (continued)
Colorado — 0.0%
Regional Transportation District Sales Tax Revenue,
Revenue Bonds, BABs, Series B
5.844%	11/01/50	565	$763,941
Illinois — 0.1%
Chicago O’Hare International Airport,
Revenue Bonds, BABs, Series B
6.395%	01/01/40	970	1,299,391
State of Illinois,
General Obligation Unlimited, Series D
5.000%	11/01/22	2,305	2,349,595
			3,648,986
New Jersey — 0.1%
New Jersey Turnpike Authority,
Taxable, Revenue Bonds, BABs, Series F
7.414%	01/01/40	1,000	1,462,143
New York — 0.1%
New York City Transitional Finance Authority Future Tax Secured Revenue,
Taxable, Revenue Bonds, BABs
5.767%	08/01/36	1,100	1,272,472
Ohio — 0.0%
Ohio State University (The),
Taxable, Revenue Bonds, BABs, Series C
4.910%	06/01/40	415	489,150
Ohio Water Development Authority Water Pollution Control Loan Fund,
Taxable, Revenue Bonds, BABs, Series B2
4.879%	12/01/34	275	300,861
			790,011
Oregon — 0.0%
State of Oregon Department of Transportation,
Taxable, Revenue Bonds, BABs, Series A
5.834%	11/15/34	425	519,918
Pennsylvania — 0.0%
Pennsylvania Turnpike Commission,
Revenue Bonds, BABs, Series B
5.511%	12/01/45	505	658,290
Virginia — 0.0%
University of Virginia,
Taxable, Revenue Bonds, Series C
4.179%	09/01/2117	355	352,068

Total Municipal Bonds (cost $11,762,909)			14,438,659
Residential Mortgage-Backed Securities — 2.0%
Alternative Loan Trust,
Series 2004-18CB, Class 3A1
5.250%	09/25/35	10	10,387
Banc of America Mortgage Trust,
Series 2005-A, Class 2A1
2.556%(cc)	02/25/35	47	48,321
Bellemeade Re Ltd. (Bermuda),
Series 2021-02A, Class M1A, 144A, 30 Day Average SOFR + 1.200% (Cap N/A, Floor 1.200%)
1.299%(c)	06/25/31	2,014	1,993,902
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Series 2021-03A, Class A2, 144A, 30 Day Average SOFR + 1.000% (Cap N/A, Floor 1.000%)
1.099%(c)	09/25/31	1,500	$1,478,351
Series 2021-03A, Class M1A, 144A, 30 Day Average SOFR + 1.000% (Cap N/A, Floor 1.000%)
1.099%(c)	09/25/31	1,100	1,089,924
Series 2022-01, Class M1A, 144A, 30 Day Average SOFR + 1.750% (Cap N/A, Floor 1.750%)
1.849%(c)	01/26/32	2,270	2,264,808
Central Park Funding Trust,
Series 2021-01, Class PT, 144A, 1 Month LIBOR + 2.750% (Cap N/A, Floor 2.750%)
3.195%(c)	08/29/22	2,260	2,247,042
Chase Mortgage Finance Trust,
Series 2007-A01, Class 1A5
2.326%(cc)	02/25/37	87	87,119
Credit Suisse Mortgage Trust,
Series 2018-RPL09, Class A, 144A
3.850%(cc)	09/25/57	590	591,120
Eagle Re Ltd. (Bermuda),
Series 2021-02, Class M1A, 144A, 30 Day Average SOFR + 1.550% (Cap N/A, Floor 1.550%)
1.649%(c)	04/25/34	3,840	3,818,441
Fannie Mae REMICS,
Series 2014-73, Class CZ
3.000%	11/25/44	2,525	2,469,942
Series 2021-03, Class JI, IO
2.500%	02/25/51	2,572	339,944
Series 2022-09, Class KI, IO
3.000%	04/25/35	1,000	96,329
FHLMC Structured Agency Credit Risk Debt Notes,
Series 2020-HQA05, Class M2, 144A, 30 Day Average SOFR + 2.600% (Cap N/A, Floor 0.000%)
2.699%(c)	11/25/50	1,648	1,646,401
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2020-HQA03, Class M2, 144A, 1 Month LIBOR + 3.600% (Cap N/A, Floor 0.000%)
4.057%(c)	07/25/50	137	137,351
Series 2020-HQA04, Class B1, 144A, 1 Month LIBOR + 5.250% (Cap N/A, Floor 0.000%)
5.707%(c)	09/25/50	155	158,490
Series 2021-DNA03, Class M2, 144A, 30 Day Average SOFR + 2.100% (Cap N/A, Floor 0.000%)
2.199%(c)	10/25/33	2,005	1,958,966
Series 2021-DNA05, Class M1, 144A, 30 Day Average SOFR + 0.650% (Cap N/A, Floor 0.000%)
0.749%(c)	01/25/34	118	118,119
Series 2021-DNA05, Class M2, 144A, 30 Day Average SOFR + 1.650% (Cap N/A, Floor 0.000%)
1.749%(c)	01/25/34	210	206,591
Series 2021-HQA03, Class M1, 144A, 30 Day Average SOFR + 0.850% (Cap N/A, Floor 0.000%)
0.949%(c)	09/25/41	4,870	4,750,662
Series 2022-DNA01, Class M1A, 144A, 30 Day Average SOFR + 1.000% (Cap N/A, Floor 0.000%)
1.099%(c)	01/25/42	1,270	1,247,599

A22

PSF PGIM 50/50 BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Freddie Mac REMICS,
Series 4117, Class ZC
3.000%	10/15/42	2,218	$2,199,812
Series 4535, Class PA
3.000%	03/15/44	456	451,250
Series 4680, Class GZ
3.500%	03/15/47	1,184	1,188,778
Series 5023, Class IO, IO
2.000%	10/25/50	998	123,741
Series 5046, Class IO, IO
2.000%	11/25/40	989	92,873
Series 5152, Class IO, IO
3.000%	07/25/50	3,000	400,108
Series 5185, Class LI, IO
3.000%	01/25/52	1,000	145,058
Freddie Mac Strips,
Series 365, Class C28, IO
3.000%	12/15/46	998	134,242
Government National Mortgage Assoc.,
Series 2019-69, Class KB
3.000%	06/20/49	2,400	2,379,120
Home Re Ltd. (Bermuda),
Series 2019-01, Class M1, 144A, 1 Month LIBOR + 1.650% (Cap N/A, Floor 0.000%)
2.107%(c)	05/25/29	116	115,806
Series 2021-02, Class M1A, 144A, 30 Day Average SOFR + 1.250% (Cap N/A, Floor 0.000%)
1.349%(c)	01/25/34	950	942,163
JPMorgan Mortgage Trust,
Series 2007-A01, Class 4A1
2.322%(cc)	07/25/35	26	25,437
Legacy Mortgage Asset Trust,
Series 2021-GS01, Class A1, 144A
1.892%	10/25/66	260	251,508
Mello Warehouse Securitization Trust,
Series 2021-01, Class A, 144A, 1 Month LIBOR + 0.700% (Cap N/A, Floor 0.700%)
1.157%(c)	02/25/55	1,600	1,587,388
MFA Trust,
Series 2021-RPL01, Class A1, 144A
1.131%(cc)	07/25/60	2,167	2,054,234
Mill City Mortgage Loan Trust,
Series 2017-03, Class A1, 144A
2.750%(cc)	01/25/61	436	437,154
Mortgage Repurchase Agreement Financing Trust,
Series 2021-S01, Class A1, 144A, 1 Month LIBOR + 0.500% (Cap N/A, Floor 0.500%)
0.626%(c)	09/10/22	1,800	1,796,234
New Residential Mortgage Loan Trust,
Series 2018-04A, Class A1S, 144A, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.750%)
1.207%(c)	01/25/48	215	213,826
Oaktown Re II Ltd. (Bermuda),
Series 2018-01A, Class M1, 144A, 1 Month LIBOR + 1.550% (Cap N/A, Floor 0.000%)
2.007%(c)	07/25/28	103	103,142
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Residential Mortgage-Backed Securities (continued)
Oaktown Re III Ltd. (Bermuda),
Series 2019-01A, Class M1A, 144A, 1 Month LIBOR + 1.400% (Cap N/A, Floor 1.400%)
1.857%(c)	07/25/29		29	$28,732
Oaktown Re VII Ltd. (Bermuda),
Series 2021-02, Class M1A, 144A, 30 Day Average SOFR + 1.600% (Cap N/A, Floor 1.600%)
1.699%(c)	04/25/34		2,700	2,675,714
PMT Credit Risk Transfer Trust,
Series 2020-02R, Class A, 144A, 1 Month LIBOR + 3.815% (Cap N/A, Floor 3.815%)
4.260%(c)	12/25/22		1,295	1,292,130
Series 2021-01R, Class A, 144A, 1 Month LIBOR + 2.900% (Cap N/A, Floor 2.900%)
3.357%(c)	02/27/24		2,074	2,084,303
Provident Funding Mortgage Warehouse Securitization Trust,
Series 2021-01, Class A, 144A, 1 Month LIBOR + 0.700% (Cap N/A, Floor 0.700%)
1.157%(c)	02/25/55		1,300	1,282,565
Seasoned Credit Risk Transfer Trust,
Series 2019-02, Class MA
3.500%	08/25/58		902	905,729
Station Place Securitization Trust,
Series 2021-04, Class A, 144A, 1 Month LIBOR + 0.900% (Cap N/A, Floor 0.900%)
1.355%(c)	04/11/22		2,600	2,596,564
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-01, Class 4A3
2.459%(cc)	02/25/34		73	72,368
TFS (Spain),
Series 2018-03, Class A1
0.000%(s)	04/16/40^	EUR	—(r)	1,184
Towd Point Mortgage Trust,
Series 2017-05, Class A1, 144A, 1 Month LIBOR + 0.600% (Cap N/A, Floor 0.000%)
1.057%(c)	02/25/57		704	701,181
Series 2020-04, Class A1, 144A
1.750%	10/25/60		683	644,436

Total Residential Mortgage-Backed Securities (cost $54,974,170)				53,686,589
Sovereign Bonds — 0.6%
Abu Dhabi Government International Bond (United Arab Emirates),
Sr. Unsec’d. Notes, 144A
3.125%	10/11/27(a)		2,420	2,479,613
Bermuda Government International Bond (Bermuda),
Sr. Unsec’d. Notes, 144A
2.375%	08/20/30		465	426,587
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes
4.500%	01/28/26		220	219,877
Export-Import Bank of India (India),
Sr. Unsec’d. Notes, 144A
3.875%	02/01/28		745	738,040

A23

PSF PGIM 50/50 BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
Finnvera OYJ (Finland),
Gov’t. Gtd. Notes, 144A, MTN
2.375%	06/04/25		400	$396,329
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes
3.375%	07/30/25	EUR	1,200	1,400,513
Sr. Unsec’d. Notes, EMTN
2.150%	07/18/24	EUR	1,510	1,699,670
Japan Bank for International Cooperation (Japan),
Gov’t. Gtd. Notes
3.375%	10/31/23		200	203,122
Japan Finance Organization for Municipalities (Japan),
Sr. Unsec’d. Notes, 144A, MTN
2.125%	10/25/23		1,000	995,427
2.625%	04/20/22		1,400	1,401,175
3.000%	03/12/24		200	201,701
Panama Government International Bond (Panama),
Sr. Unsec’d. Notes
4.500%	04/16/50		340	336,576
Peruvian Government International Bond (Peru),
Sr. Unsec’d. Notes
2.783%	01/23/31		514	485,210
Qatar Government International Bond (Qatar),
Sr. Unsec’d. Notes, 144A
3.875%	04/23/23		800	814,279
5.103%	04/23/48		665	814,936
Romanian Government International Bond (Romania),
Sr. Unsec’d. Notes, EMTN
4.125%	03/11/39	EUR	960	992,060
Saudi Government International Bond (Saudi Arabia),
Sr. Unsec’d. Notes, 144A, MTN
2.875%	03/04/23		1,285	1,293,954
Tokyo Metropolitan Government (Japan),
Sr. Unsec’d. Notes, 144A
2.500%	06/08/22		1,200	1,203,346
3.250%	06/01/23		600	606,233
Uruguay Government International Bond (Uruguay),
Sr. Unsec’d. Notes
5.100%	06/18/50(a)		395	468,094

Total Sovereign Bonds (cost $17,155,073)				17,176,742
U.S. Government Agency Obligations — 5.8%
Federal Home Loan Bank
5.500%	07/15/36		850	1,106,069
Federal Home Loan Mortgage Corp.
1.500%	11/01/50		1,324	1,183,347
2.000%	01/01/32		443	432,303
2.000%	06/01/40		803	753,261
2.000%	10/01/40		1,337	1,255,023
2.000%	09/01/50		3,038	2,829,262
2.000%	03/01/51		984	915,595
2.500%	03/01/30		251	249,183
2.500%	03/01/51		751	720,994
2.500%	04/01/51		6,107	5,837,065
2.500%	08/01/51		2,784	2,659,528
2.500%	09/01/51		4,934	4,714,392
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
3.000%	10/01/28	167	$169,233
3.000%	06/01/29	369	372,876
3.000%	01/01/37	96	95,829
3.000%	06/01/42	153	152,749
3.000%	10/01/42	378	377,658
3.000%	01/01/43	354	353,706
3.000%	07/01/43	956	954,593
3.000%	11/01/49	1,298	1,274,194
3.000%	02/01/50	1,600	1,571,452
3.000%	05/01/50	336	330,266
3.500%	06/01/42	164	167,466
3.500%	01/01/47	274	278,539
3.500%	02/01/47	444	451,228
4.000%	06/01/26	171	176,591
4.000%	09/01/26	61	62,643
4.000%	03/01/38	187	193,874
4.000%	10/01/39	310	324,907
4.000%	09/01/40	378	396,126
4.000%	12/01/40	176	184,530
4.000%	10/01/41	165	172,011
4.000%	01/01/42	63	66,100
4.000%	04/01/52	1,000	1,024,629
4.500%	02/01/39	44	46,943
4.500%	09/01/39	65	69,275
4.500%	10/01/39	559	595,702
4.500%	12/01/39	57	61,024
4.500%	07/01/41	74	76,830
4.500%	07/01/41	1,096	1,169,363
4.500%	08/01/41	111	115,600
4.500%	08/01/41	111	115,814
4.500%	08/01/41	174	182,810
4.500%	10/01/41	99	102,846
4.500%	12/01/47	115	120,389
4.500%	08/01/48	242	251,827
5.000%	05/01/34	13	13,545
5.000%	05/01/34	155	167,470
5.000%	10/01/35	4	4,064
5.000%	07/01/37	208	225,122
5.000%	05/01/39	31	33,124
5.500%	12/01/33	34	36,411
5.500%	01/01/34	30	32,594
5.500%	06/01/34	59	65,128
5.500%	07/01/34	94	102,199
5.500%	05/01/37	27	30,188
5.500%	02/01/38	217	239,831
5.500%	05/01/38	24	26,986
5.500%	07/01/38	59	65,256
6.000%	03/01/32	122	130,945
6.000%	12/01/33	45	47,612
6.000%	11/01/36	28	30,637
6.000%	01/01/37	25	27,959
6.000%	05/01/37	12	13,455
6.000%	02/01/38	2	2,423
6.000%	08/01/39	36	40,176
6.750%	03/15/31	550	731,179
7.000%	05/01/31	6	5,684
7.000%	06/01/31	11	11,877

A24

PSF PGIM 50/50 BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
7.000%	08/01/31	94	$100,424
7.000%	10/01/31	6	5,836
Federal National Mortgage Assoc.
1.500%	02/01/42	499	452,052
1.500%	11/01/50	913	816,566
1.500%	12/01/50	3,660	3,273,330
2.000%	08/01/31	433	422,408
2.000%	02/01/41	1,697	1,592,435
2.000%	05/01/41(k)	9,379	8,802,985
2.000%	08/01/50	1,242	1,157,543
2.000%	10/01/50	7,005	6,526,670
2.000%	11/01/50	1,685	1,570,125
2.000%	03/01/51	3,399	3,164,443
2.000%	05/01/51	2,475	2,302,821
2.500%	10/01/43	368	355,728
2.500%	12/01/46	763	733,964
2.500%	03/01/50	753	719,685
2.500%	08/01/50	2,672	2,555,355
2.500%	04/01/51	3,059	2,923,514
3.000%	TBA	500	489,062
3.000%	TBA	2,000	1,951,675
3.000%	02/01/27	617	623,121
3.000%	08/01/30	492	496,676
3.000%	11/01/36	734	728,265
3.000%	12/01/42	632	630,930
3.000%	03/01/43	134	133,986
3.000%	11/01/46	465	461,635
3.000%	01/01/47	690	684,998
3.000%	02/01/47	730	724,403
3.000%	03/01/47	386	382,849
3.000%	06/01/49	17	16,409
3.000%	12/01/49	1,472	1,443,645
3.000%	02/01/50	3,014	2,959,795
3.000%	03/01/50	307	300,907
3.500%	07/01/31	451	463,816
3.500%	02/01/33	1,003	1,030,347
3.500%	06/01/39	294	299,928
3.500%	01/01/42	1,632	1,657,339
3.500%	05/01/42	841	857,343
3.500%	07/01/42	454	463,066
3.500%	08/01/42	168	171,522
3.500%	08/01/42	452	460,465
3.500%	09/01/42	228	232,928
3.500%	09/01/42	882	899,643
3.500%	11/01/42	123	125,915
3.500%	03/01/43	1,401	1,426,971
3.500%	04/01/43	275	280,197
3.500%	04/01/43	379	386,827
3.500%	01/01/46	690	709,368
3.500%	07/01/46	520	527,116
3.500%	11/01/46	614	623,031
3.500%	09/01/47	310	313,403
3.500%	01/01/48	2,626	2,650,752
3.500%	05/01/48	522	526,856
3.500%	06/01/48	538	543,185
3.500%	07/01/48	322	324,681
3.500%	03/01/49	6,206	6,262,748
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
3.500%	05/01/49	484	$486,725
3.500%	06/01/49	260	263,132
4.000%	TBA	2,500	2,542,072
4.000%	10/01/41	1,245	1,302,409
4.000%	09/01/44	760	791,816
4.000%	10/01/46	277	286,778
4.000%	02/01/47	143	147,679
4.000%	09/01/47	510	525,164
4.000%	11/01/47	367	380,258
4.000%	11/01/47	685	705,135
4.000%	03/01/49	3,275	3,349,257
4.500%	07/01/33	28	29,668
4.500%	08/01/33	26	27,939
4.500%	09/01/33	54	56,921
4.500%	10/01/33	3	3,020
4.500%	10/01/33	20	20,957
4.500%	10/01/33	65	68,670
4.500%	01/01/35	1	796
4.500%	07/01/39	448	475,265
4.500%	08/01/39	644	683,844
4.500%	03/01/41	208	221,690
4.500%	11/01/47	1,130	1,182,684
4.500%	01/01/49	188	194,489
5.000%	03/01/34	131	141,487
5.000%	06/01/35	47	50,577
5.000%	07/01/35	61	66,037
5.000%	09/01/35	49	52,632
5.000%	11/01/35	58	62,484
5.000%	02/01/36	57	61,836
5.000%	05/01/36	29	30,946
5.500%	09/01/33	104	113,974
5.500%	10/01/33	48	51,866
5.500%	12/01/33	32	35,300
5.500%	01/01/34	1	739
5.500%	12/01/34	107	117,069
5.500%	10/01/35	213	227,895
5.500%	03/01/36	46	48,915
5.500%	05/01/36	107	115,935
5.500%	04/01/37	53	58,658
6.000%	08/01/22	1	1,153
6.000%	04/01/33	8	8,354
6.000%	06/01/33	3	3,411
6.000%	10/01/33	183	197,836
6.000%	11/01/33	2	2,339
6.000%	11/01/33	12	13,165
6.000%	11/01/33	41	44,288
6.000%	01/01/34	188	206,835
6.000%	02/01/34	39	42,320
6.000%	03/01/34	23	24,974
6.000%	03/01/34	24	25,396
6.000%	07/01/34	133	146,098
6.000%	08/01/34	1	577
6.000%	10/01/34	3	2,991
6.000%	11/01/34	2	2,459
6.000%	11/01/34	7	7,717
6.000%	01/01/35	49	52,500
6.000%	01/01/35	97	103,172

A25

PSF PGIM 50/50 BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
6.000%	02/01/35	36	$38,820
6.000%	02/01/35	145	160,694
6.000%	03/01/35	1	1,132
6.000%	04/01/35	1	546
6.000%	07/01/36	21	23,046
6.000%	02/01/37	42	47,435
6.000%	05/01/37	15	17,215
6.000%	06/01/37	—(r)	340
6.000%	08/01/37	8	8,746
6.000%	09/01/37	—(r)	216
6.000%	10/01/37	28	31,232
6.000%	05/01/38	36	40,603
6.000%	06/01/38	1	799
6.250%	05/15/29(k)	610	754,957
6.500%	07/01/32	30	31,723
6.500%	09/01/32	1	1,465
6.500%	09/01/32	37	39,792
6.500%	09/01/32	45	48,001
6.500%	09/01/32	47	50,567
6.500%	04/01/33	47	52,225
6.500%	11/01/33	19	20,613
6.500%	01/01/34	20	21,227
6.500%	09/01/34	43	45,807
6.500%	09/01/36	45	50,081
6.500%	10/01/36	11	12,260
6.500%	11/01/36	19	20,539
6.500%	01/01/37	36	39,088
6.500%	01/01/37	57	61,394
6.625%	11/15/30	800	1,049,007
7.000%	02/01/32	12	12,841
7.000%	05/01/32	10	11,482
7.000%	06/01/32	10	10,389
7.000%	07/01/32	35	38,143
7.125%	01/15/30(k)	3,195	4,218,268
Government National Mortgage Assoc.
2.000%	03/20/51	870	830,816
2.000%	07/20/51	525	501,800
2.500%	03/20/43	152	147,473
2.500%	12/20/46	276	268,319
2.500%	05/20/51	444	431,314
2.500%	08/20/51	767	744,941
3.000%	12/20/44	102	101,872
3.000%	03/15/45	321	317,654
3.000%	11/20/45	314	312,997
3.000%	03/20/46	653	650,113
3.000%	07/20/46	1,668	1,661,562
3.000%	08/20/46	440	438,111
3.000%	10/20/46	384	382,184
3.000%	11/20/46	232	230,866
3.000%	12/20/46	420	418,297
3.000%	01/20/47	120	119,711
3.000%	04/20/47	538	535,869
3.000%	12/20/49	185	184,085
3.500%	12/20/42	617	633,123
3.500%	05/20/43	187	192,023
3.500%	04/20/45	556	568,882
3.500%	07/20/46	2,023	2,058,430
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
3.500%	07/20/48	1,588	$1,610,260
3.500%	11/20/48	524	529,518
3.500%	06/20/49	1,989	2,004,031
4.000%	06/15/40	35	36,205
4.000%	05/20/41	32	33,468
4.000%	12/20/42	344	360,998
4.000%	08/20/44	129	135,137
4.000%	11/20/45	249	261,893
4.000%	12/20/45	680	714,260
4.000%	09/20/47	1,926	1,988,942
4.000%	02/20/49	704	723,587
4.000%	01/20/50	277	283,974
4.500%	04/15/40	201	216,571
4.500%	01/20/41	238	255,158
4.500%	02/20/41	374	401,042
4.500%	03/20/41	186	198,192
4.500%	06/20/44	280	301,213
4.500%	09/20/46	224	240,608
4.500%	11/20/46	304	325,701
4.500%	03/20/47	168	177,485
4.500%	05/20/48	277	289,690
4.500%	08/20/48	495	513,293
5.000%	10/20/37	61	66,108
5.000%	04/20/45	322	353,412
5.500%	08/15/33	158	168,921
5.500%	08/15/33	163	174,384
5.500%	09/15/33	35	37,885
5.500%	12/15/33	10	10,946
5.500%	03/15/34	104	110,767
5.500%	12/15/34	201	222,371
5.500%	07/15/35	32	35,781
5.500%	04/15/36	42	44,673
6.000%	04/15/33	5	5,028
6.000%	12/15/33	68	72,374
6.000%	01/15/34	19	19,924
6.000%	01/15/34	22	23,927
6.000%	01/15/34	37	41,117
6.000%	06/20/34	67	73,823
6.000%	07/15/34	48	53,198
6.500%	10/15/23	—(r)	230
6.500%	12/15/23	1	762
6.500%	01/15/24	—(r)	182
6.500%	01/15/24	1	1,466
6.500%	01/15/24	3	3,534
6.500%	01/15/24	4	4,203
6.500%	01/15/24	8	8,247
6.500%	01/15/24	14	14,885
6.500%	02/15/24	1	602
6.500%	02/15/24	1	983
6.500%	02/15/24	2	1,721
6.500%	02/15/24	2	2,302
6.500%	02/15/24	3	2,919
6.500%	03/15/24	—(r)	159
6.500%	03/15/24	1	576
6.500%	04/15/24	—(r)	169
6.500%	04/15/24	1	662
6.500%	04/15/24	1	738

A26

PSF PGIM 50/50 BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
6.500%	04/15/24	1	$894
6.500%	04/15/24	3	3,425
6.500%	04/15/24	3	3,718
6.500%	05/15/24	1	1,344
6.500%	05/15/24	2	1,739
6.500%	05/15/24	5	4,923
6.500%	10/15/24	4	4,404
6.500%	11/15/28	3	3,033
6.500%	08/15/31	4	3,774
6.500%	12/15/31	6	6,114
6.500%	02/15/32	22	23,362
6.500%	06/15/32	11	12,167
6.500%	07/15/32	19	20,430
6.500%	08/15/32	3	3,489
6.500%	08/15/32	4	4,457
6.500%	08/15/32	7	7,094
6.500%	08/15/32	22	23,884
6.500%	08/15/32	114	124,880
6.500%	08/15/34	22	23,603
6.500%	06/15/35	22	23,676
6.500%	09/15/36	26	28,154
8.000%	01/15/24	3	2,662
Tennessee Valley Authority, Sr. Unsec’d. Notes
1.500%	09/15/31	200	179,137
7.125%	05/01/30	510	672,526

Total U.S. Government Agency Obligations (cost $161,842,631)			156,443,729
U.S. Treasury Obligations — 1.6%
U.S. Treasury Bonds
2.000%	11/15/41	12,720	11,507,625
2.250%	05/15/41	10,220	9,643,528
2.375%	02/15/42	12,375	11,941,875
2.500%	05/15/46	1,485	1,454,836
3.000%	05/15/47	2,365	2,550,135
U.S. Treasury Notes
0.250%	05/15/24	1,240	1,185,266
U.S. Treasury Strips Coupon
1.760%(s)	08/15/40	830	509,964
2.000%(s)	08/15/39	360	230,034
2.378%(s)	11/15/43	3,600	1,985,625
2.628%(s)	11/15/41	6,420	3,747,173

Total U.S. Treasury Obligations (cost $47,108,617)			44,756,061

Total Long-Term Investments (cost $1,246,051,353)			2,283,234,211

Shares
Short-Term Investments — 18.5%
Affiliated Mutual Funds — 18.4%
PGIM Core Ultra Short Bond Fund(wa)	437,158,457	437,158,457
	Shares	Value
Affiliated Mutual Funds (continued)
PGIM Institutional Money Market Fund (cost $64,043,582; includes $64,031,078 of cash collateral for securities on loan)(b)(wa)	64,168,111	$64,110,360

Total Affiliated Mutual Funds (cost $501,202,039)		501,268,817

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. Treasury Obligation(k)(n) — 0.1%
U.S. Treasury Bills
0.457%	06/16/22	1,980	1,978,241
(cost $1,978,092)

Options Purchased*~ — 0.0%
(cost $110,453)	71,091

Total Short-Term Investments (cost $503,290,584)	503,318,149

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN—102.6% (cost $1,749,341,937)	2,786,552,360

Options Written*~ — (0.0)%
(premiums received $100,994)	(98,839)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN—102.6% (cost $1,749,240,943)	2,786,453,521

Liabilities in excess of other assets(z) — (2.6)%	(70,417,081)

Net Assets — 100.0%	$2,716,036,440

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
CAD	Canadian Dollar
EUR	Euro

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
BABs	Build America Bonds
CDX	Credit Derivative Index
CLO	Collateralized Loan Obligation
EAFE	Europe, Australasia, Far East
EMTN	Euro Medium Term Note
ETF	Exchange-Traded Fund
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corporation
GMTN	Global Medium Term Note
IO	Interest Only (Principal amount represents notional)
LIBOR	London Interbank Offered Rate

A27

PSF PGIM 50/50 BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
LP	Limited Partnership
M	Monthly payment frequency for swaps
MSCI	Morgan Stanley Capital International
MTN	Medium Term Note
OTC	Over-the-counter
PJSC	Public Joint-Stock Company
PRFC	Preference Shares
Q	Quarterly payment frequency for swaps
REITs	Real Estate Investment Trust
REMICS	Real Estate Mortgage Investment Conduit Security
S&P	Standard & Poor’s
SOFR	Secured Overnight Financing Rate
T	Swap payment upon termination
TBA	To Be Announced
USOIS	United States Overnight Index Swap

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $8,871 and 0.0% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $62,253,231; cash collateral of $64,031,078 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2022.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of March 31, 2022. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(oo)	Perpetual security. Maturity date represents next call date.
(r)	Principal or notional amount is less than $500 par.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wa)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Options Purchased:
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
CDX.NA.IG.38.V1, 06/20/27	Call	BNP Paribas S.A.	05/18/22	0.35%	1.00%(Q)	CDX.NA.IG.38.V1(Q)	3,410		$1
CDX.NA.IG.38.V1, 06/20/27	Call	Goldman Sachs International	05/18/22	0.35%	1.00%(Q)	CDX.NA.IG.38.V1(Q)	3,360		—
CDX.NA.IG.38.V1, 06/20/27	Call	BNP Paribas S.A.	06/15/22	0.35%	1.00%(Q)	CDX.NA.IG.38.V1(Q)	3,430		3
CDX.NA.IG.38.V1, 06/20/27	Call	Goldman Sachs International	06/15/22	0.35%	1.00%(Q)	CDX.NA.IG.38.V1(Q)	3,370		3
CDX.NA.IG.38.V1, 06/20/27	Call	Morgan Stanley & Co. International PLC	06/15/22	0.35%	1.00%(Q)	CDX.NA.IG.38.V1(Q)	6,730		6
CDX.NA.IG.38.V1, 06/20/27	Call	Bank of America, N.A.	06/15/22	0.45%	1.00%(Q)	CDX.NA.IG.38.V1(Q)	3,620		156
CDX.NA.IG.38.V1, 06/20/27	Call	Barclays Bank PLC	07/20/22	0.35%	1.00%(Q)	CDX.NA.IG.38.V1(Q)	3,360		12
CDX.NA.IG.38.V1, 06/20/27	Call	Citibank, N.A.	07/20/22	0.35%	1.00%(Q)	CDX.NA.IG.38.V1(Q)	3,360		12
CDX.NA.IG.38.V1, 06/20/27	Put	Goldman Sachs International	05/18/22	0.75%	CDX.NA.IG.38.V1(Q)	1.00%(Q)	3,360		5,249
CDX.NA.IG.38.V1, 06/20/27	Put	BNP Paribas S.A.	05/18/22	0.78%	CDX.NA.IG.38.V1(Q)	1.00%(Q)	3,410		4,640
CDX.NA.IG.38.V1, 06/20/27	Put	Bank of America, N.A.	06/15/22	0.75%	CDX.NA.IG.38.V1(Q)	1.00%(Q)	3,620		8,589
CDX.NA.IG.38.V1, 06/20/27	Put	BNP Paribas S.A.	06/15/22	0.75%	CDX.NA.IG.38.V1(Q)	1.00%(Q)	3,430		8,138
A28

PSF PGIM 50/50 BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Options Purchased (continued):
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
CDX.NA.IG.38.V1, 06/20/27	Put	Goldman Sachs International	06/15/22	0.75%	CDX.NA.IG.38.V1(Q)	1.00%(Q)	3,370		$7,995
CDX.NA.IG.38.V1, 06/20/27	Put	Morgan Stanley & Co. International PLC	06/15/22	0.75%	CDX.NA.IG.38.V1(Q)	1.00%(Q)	6,730		15,967
CDX.NA.IG.38.V1, 06/20/27	Put	Barclays Bank PLC	07/20/22	0.78%	CDX.NA.IG.38.V1(Q)	1.00%(Q)	3,360		10,160
CDX.NA.IG.38.V1, 06/20/27	Put	Citibank, N.A.	07/20/22	0.78%	CDX.NA.IG.38.V1(Q)	1.00%(Q)	3,360		10,160
Total Options Purchased (cost $110,453)									$71,091
Options Written:
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
CDX.NA.IG.38.V1, 06/20/27	Call	BNP Paribas S.A.	05/18/22	0.68%	CDX.NA.IG.38.V1(Q)	1.00%(Q)	3,410		$(6,432)
CDX.NA.IG.38.V1, 06/20/27	Call	Goldman Sachs International	05/18/22	0.68%	CDX.NA.IG.38.V1(Q)	1.00%(Q)	3,360		(6,338)
CDX.NA.IG.38.V1, 06/20/27	Call	Bank of America, N.A.	06/15/22	0.65%	CDX.NA.IG.38.V1(Q)	1.00%(Q)	3,620		(5,299)
CDX.NA.IG.38.V1, 06/20/27	Call	BNP Paribas S.A.	06/15/22	0.68%	CDX.NA.IG.38.V1(Q)	1.00%(Q)	3,430		(7,609)
CDX.NA.IG.38.V1, 06/20/27	Call	Goldman Sachs International	06/15/22	0.68%	CDX.NA.IG.38.V1(Q)	1.00%(Q)	3,370		(7,476)
CDX.NA.IG.38.V1, 06/20/27	Call	Morgan Stanley & Co. International PLC	06/15/22	0.68%	CDX.NA.IG.38.V1(Q)	1.00%(Q)	6,730		(14,929)
CDX.NA.IG.38.V1, 06/20/27	Call	Barclays Bank PLC	07/20/22	0.68%	CDX.NA.IG.38.V1(Q)	1.00%(Q)	3,360		(8,482)
CDX.NA.IG.38.V1, 06/20/27	Call	Citibank, N.A.	07/20/22	0.68%	CDX.NA.IG.38.V1(Q)	1.00%(Q)	3,360		(8,482)
CDX.NA.IG.38.V1, 06/20/27	Put	Goldman Sachs International	05/18/22	0.93%	1.00%(Q)	CDX.NA.IG.38.V1(Q)	3,360		(2,254)
CDX.NA.IG.38.V1, 06/20/27	Put	BNP Paribas S.A.	05/18/22	1.00%	1.00%(Q)	CDX.NA.IG.38.V1(Q)	3,410		(1,702)
CDX.NA.IG.38.V1, 06/20/27	Put	Bank of America, N.A.	06/15/22	0.95%	1.00%(Q)	CDX.NA.IG.38.V1(Q)	3,620		(4,153)
CDX.NA.IG.38.V1, 06/20/27	Put	BNP Paribas S.A.	06/15/22	0.95%	1.00%(Q)	CDX.NA.IG.38.V1(Q)	3,430		(3,935)
CDX.NA.IG.38.V1, 06/20/27	Put	Goldman Sachs International	06/15/22	0.95%	1.00%(Q)	CDX.NA.IG.38.V1(Q)	3,370		(3,866)
CDX.NA.IG.38.V1, 06/20/27	Put	Morgan Stanley & Co. International PLC	06/15/22	0.95%	1.00%(Q)	CDX.NA.IG.38.V1(Q)	6,730		(7,721)
CDX.NA.IG.38.V1, 06/20/27	Put	Barclays Bank PLC	07/20/22	1.05%	1.00%(Q)	CDX.NA.IG.38.V1(Q)	3,360		(4,819)
CDX.NA.IG.38.V1, 06/20/27	Put	Citibank, N.A.	07/20/22	1.05%	1.00%(Q)	CDX.NA.IG.38.V1(Q)	3,360		(4,819)
GS_21-PJ2A^	Put	Goldman Sachs International	11/15/24	0.50%	0.50%(M)	GS_21-PJ2A(M)	4,720		(189)
A29

PSF PGIM 50/50 BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Options Written (continued):
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
GS_21-PJA^	Put	Goldman Sachs International	06/17/24	0.25%	0.25%(M)	GS_21-PJA(M)	9,100		$(334)
Total Options Written (premiums received $100,994)									$(98,839)
Futures contracts outstanding at March 31, 2022:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
141	2 Year U.S. Treasury Notes	Jun. 2022	$29,880,985	$(343,838)
345	5 Year U.S. Treasury Notes	Jun. 2022	39,567,188	(939,406)
379	10 Year U.S. Treasury Notes	Jun. 2022	46,569,625	(1,064,016)
370	30 Year U.S. Ultra Treasury Bonds	Jun. 2022	65,536,250	(2,091,842)
6	Mini MSCI EAFE Index	Jun. 2022	643,320	34,653
131	S&P 500 E-Mini Index	Jun. 2022	29,676,413	2,363,341
				(2,041,108)
Short Positions:
27	5 Year Euro-Bobl	Jun. 2022	3,848,887	123,230
23	10 Year Euro-Bund	Jun. 2022	4,036,905	213,837
62	10 Year U.S. Ultra Treasury Notes	Jun. 2022	8,399,063	258,332
305	20 Year U.S. Treasury Bonds	Jun. 2022	45,769,063	1,414,154
20	Euro Schatz Index	Jun. 2022	2,450,012	27,165
				2,036,718
				$(4,390)
Forward foreign currency exchange contracts outstanding at March 31, 2022:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Canadian Dollar,
Expiring 04/19/22	Morgan Stanley & Co. International PLC	CAD	616	$486,374	$492,572	$6,198	$—
Euro,
Expiring 04/04/22	HSBC Bank PLC	EUR	17,087	18,830,030	18,904,701	74,671	—
				$19,316,404	$19,397,273	80,869	—

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Canadian Dollar,
Expiring 04/19/22	HSBC Bank PLC	CAD	1,384	$1,101,930	$1,106,811	$—	$(4,881)
Euro,
Expiring 04/04/22	HSBC Bank PLC	EUR	17,087	19,396,794	18,904,701	492,093	—
Expiring 05/06/22	HSBC Bank PLC	EUR	17,087	18,849,373	18,924,347	—	(74,974)
				$39,348,097	$38,935,859	492,093	(79,855)
						$572,962	$(79,855)
A30

PSF PGIM 50/50 BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Credit default swap agreement outstanding at March 31, 2022:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at March 31, 2022(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on asset-backed and/or mortgage-backed securities - Sell Protection(2)^:
GS_21-PJ2A	04/14/22	0.500%(M)	3,898	0.500%	$3,357	$(364)	$3,721	Goldman Sachs International
GS_21-PJA	04/14/22	0.250%(M)	7,516	*	4,853	(702)	5,555	Goldman Sachs International
					$8,210	$(1,066)	$9,276

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at March 31, 2022	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Buy Protection(1):
CDX.NA.IG.38.V1	06/20/27	1.000%(Q)	16,380	$(239,057)	$(267,977)	$(28,920)
The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
*	When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Portfolio is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
Total return swap agreements outstanding at March 31, 2022:
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements:
U.S. Treasury Bond(T)	1 Day USOIS +1bps(T)	Bank of America, N.A.	5/10/22	19,230	$(932,684)	$—	$(932,684)
A31

PSF PGIM 50/50 BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Total return swap agreements outstanding at March 31, 2022 (continued):
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (cont’d.):
U.S. Treasury Bond(T)	1 Day USOIS +3bps(T)	JPMorgan Chase Bank, N.A.	5/19/22	13,010	$(547,897)	$—	$(547,897)
					$(1,480,581)	$—	$(1,480,581)
(1)	On a long total return swap, the Portfolio receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Portfolio makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.
(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A32